As filed with the Securities and Exchange Commission on May 1, 1997
                         Registration File Nos. 2-34221

                                    811-1902

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-3

                        REGISTRATION STATEMENT UNDER THE
                      SECURITIES ACT OF 1933 Pre-Effective
                                  Amendment No.

                         Post-Effective Amendment No. 44


                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 25
                        (Check appropriate box or boxes)


                            Transamerica Occidental's
                             Separate Account Fund B
                           (Exact Name of Registrant)

                 Transamerica Occidental Life Insurance Company
                           (Name of Insurance Company)
                             1150 South Olive Street
                       Los Angeles, California 90015-2211
          (Address of Insurance Company's Principal Executive Offices)
    Insurance Company's Telephone Number, including Area Code: (213) 742-3065


Name and Address of Agent for Service:                        Copy to:


JAMES W. DEDERER, Esq.                              FREDERICK R. BELLAMY, Esq.
Executive Vice President, General Counsel  Sutherland, Asbill & Brennan, L.L.P.

         and Corporate Secretary                 1275 Pennsylvania Avenue, N.W.
Transamerica Occidental Life Insurance Company     Washington, D.C.  20004-2404
1150 South Olive Street
Los Angeles, California  90015-2211

                  Approximate Date of Proposed Public Offering:
    As soon as practicable after effectiveness of the Registration Statement


It is proposed that this filing will become effective: |_| immediately upon filing pursuant to paragraph (b) |X| on May 1, 1997 pursuant to paragraph (b) |_| 60 days after filing pursuant to paragraph (a)(i) |_| on ________________ pursuant to paragraph (a)(i) |_| 75 days after filing pursuant to
                  paragraph (a)(ii) |_| on ________________ pursuant to paragraph (a)(ii) of Rule 485


         If appropropriate, check the following box:
                  |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495

                    Showing Location in Part A (Prospectus),
             Part B (Statement of Additional Information) and Part C
           of Registration Statement Information Required by Form N-3

                                                      PART A

Item of Form N-3                                             Prospectus Caption

1.   Cover Page...............................................    Cover Page

2.   Table of  Contents.......................................    Table of  Contents

3.   Definitions..............................................    Terms Used in this Prospectus

4.   Synopsis.................................................    Synopsis of Prospectus; Fee Table

5.   Condensed Financial Information..........................    Per Accumulation Unit Income and Capital
Changes

6.   General Description of Registrant and
           Insurance Company..................................    Transamerica Occidental and The Fund

7.   Management...............................................    Management

8.   Deductions and Expenses..................................    Charges Under the Contract

9.   General Description of Variable Annuity
           Contracts..........................................    Description of the Contracts

10.  Annuity Period...........................................    Annuity Period

11.  Death Benefit............................................    Death Benefit

12.  Purchase and Contract Value..............................    Contract Values

13.  Redemptions..............................................    Surrender of a Contract

14.  Taxes....................................................    Federal Tax Status

15.  Legal Proceedings........................................    Legal Proceedings

16.  Table of Contents for the Statement of
           Additional Information.............................    Table of Contents for the Statement of
                                                                  Additional Information







                                                      PART B

Item of Form N-3                                                  Statement of Additional
                                                                  Information Caption

17.  Cover Page...............................................    Cover Page

18.  Table of Contents........................................    Table of Contents

19.  General Information and History..........................    General Information and History

20.  Investment Objectives and Policies.......................    Investment Objectives and Policies

21.  Management...............................................    Management

22.  Investment Advisory and Other Services...................    Investment Advisory and Other Services

23.  Brokerage Allocations....................................    Brokerage Allocations

24.  Purchase and Pricing of  Securities
           Being Offered......................................    Not Applicable

25.  Underwriters.............................................    Underwriter

26.  Calculation of Performance Data..........................    Not Applicable

27.  Annuity Payments.........................................    Annuity Payments

28.  Federal Tax Matters......................................    Federal Tax Matters

29.  Financial Statements.....................................    Financial Statements


                                            PART C -- OTHER INFORMATION

Item of Form N-3                                                  Part C Caption

30.  Financial Statements and Other Exhibits..................    Financial Statements and Other Exhibits

31.  Directors and Officers of the
           Insurance Company..................................    Directors and Officers of the Company and
                                                                  Business and other connections of the
                                                                  Investment Advisor

32.  Persons Controlled by or Under Common
           Control with the Insurance Company
           or Registrant......................................    Persons Controlled by or Under Common
                                                                  Control with the Insurance Company or
                                                                  Registrant

33.  Number of Contractowners.................................    Number of Holders of Securities

34.  Indemnification..........................................    Indemnification



35.  Business and Other Connection of Investment
           Adviser............................................    Directors and Officers of the Company and
                                                                  Business and other connections of the
                                                                  Investment Advisor






36.  Principal Underwriters...................................    Principal Underwriters

37.  Location of Accounts and Records.........................    Location of Accounts and Records

38.  Management Services......................................    Management Services

39.  Undertakings.............................................    Undertakings

40.  Signatures...............................................    Signatures


                Transamerica Occidental's Separate Account Fund B

                   Individual Equity Investment Fund Contracts
                  For Tax Deferred Individual Retirement Plans





                                     (LOGO)

  1150 South Olive Street, Los Angeles, California 90015-2211 o (213) 742-3065



     Transamerica Occidental's Separate Account Fund B (the "Fund") offered three types of variable annuity contracts, which are called Individual Equity Investment Fund Contracts--Annual Deposit, Single Deposit Deferred and Single Deposit Immediate ("Contract"). These Contracts are for tax qualified plans only. New Contracts are no longer being issued, but additional Deposits may be made to existing Contracts.


     The investment objective of the Fund is long-term capital growth. The Fund pursues its investment objective by investing primarily in common stocks. Any income and realized capital gains will be reinvested. There are no assurances that the investment objective will be met. The Contract Owner bears all of the investment risk.

     This  Prospectus  sets  forth   information  about  the  Fund  and  related
Contracts, which a prospective investor ought to know before investing.

     This Prospectus should be kept for future reference.


     A Statement of Additional Information, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission. The Statement of Additional Information may be obtained, without charge, by contacting Transamerica Annuity Service Center at 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202, or by calling (800) 258-4260, extension 5560.

     The table of contents for the Statement of Additional Information is on page 24 of this Prospectus. The date of the Statement of Additional Information is the same date as this Prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  The date of this Prospectus is May 1, 1997


THE CONTRACTS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE THE CONTRACTS FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. THE CONTRACTS INVOLVE INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                       TABLE
                                                        OF
                                                     CONTENTS



           ...................................................         Page
                     Page

Terms Used in this Prospectus...............     3                   Changes to Variable Annuity Contract...    14
Synopsis of Prospectus......................     5                   Inquiries..............................    14
Fee Table...................................     6                Annuity Period............................    14
Per Accumulation Unit Income and Capital....   Death Benefits        15
   Changes..................................     8                   Before Retirement......................    15
Transamerica Occidental and The Fund........     10                  After Retirement.......................    17
   Transamerica Occidental Life Insurance...                      Contract Values...........................    17
   Company..................................     10                  Accumulation Unit Value................    17
   The Fund.................................     10                  Underwriter............................    18
   Investment Objectives and Policies.......     10               Surrender of a Contract...................    18
Management..................................     11               Federal Tax Status........................    19
   The Investment Adviser...................     11                  Introduction...........................    19
Charges Under the Contract..................     12                  Tax Status of the Contract.............    20
   Charges Assessed Against the Deposits....     12                  Taxation of Annuities..................    20
   Charges Assessed Against the Fund........     12                  Qualified Plans........................    22
   Premium Taxes............................     12               Legal Proceedings.........................    23
Description of the Contracts................     13               Tables of Contents of the Statement of
   Voting Rights............................     13                  Additional Information.................    24




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This Prospectus does not constitute an offer to sell, or a solicitation of any offer to purchase, the Contracts offered hereby in any state or jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such state. No salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer described herein and, if given or made, such information or representation must not be relied upon.

                                           TERMS USED IN THIS PROSPECTUS


Accumulation                                         Account:     The    account
                                                     maintained    under    each
                                                     Contract   comprising   all
                                                     Accumulation          Units
                                                     purchased  under a Contract
                                                     and, if applicable, any Net
                                                     Deposit  not yet applied to
                                                     purchase       Accumulation
                                                     Units.

Accumulation Account Value:        The dollar value of an Accumulation Account.


Accumulation Unit:   A unit purchased by the investment of a Net Deposit in the
                     Fund and used to measure the value of an Owner's interest under a Contract prior to the Retirement Date.


Annuitant:            The individual on whose behalf a Contract is issued.
                       Generally, the Annuitant will be the Contract Owner.

Annuity: A series of monthly payments provided under a Contract for the Annuitant or his beneficiary. Annuity payments will be due and payable only on the first day of a calendar month.


Annuity                                              Conversion  Rate:  The rate
                                                     used  in   converting   the
                                                     Accumulation  Account Value
                                                     to an Annuity  expressed as
                                                     the  amount  of  the  first
                                                     Annuity  payment  to  which
                                                     the   Participant   or  the
                                                     beneficiary is entitled for
                                                     each $1,000 of Accumulation
                                                     Account Value.

Annuity Unit:       A unit used to determine the amount of each Variable Annuity payment after the first.


Code:              The Internal Revenue Code of 1986, as amended, and the rules and regulations issued thereunder.


Consolidated Tape: A daily report listing the last closing price quotations of securities traded on all national stock exchanges including the
                   New York Stock Exchange and reported by the National Association of Securities Dealers, Inc. and Instinet.

Contract:          Any one of the Individual Equity Investment Fund Contracts
                   (Annual Deposit, Single Deposit Deferred, or Single Deposit
                   Immediate) described in this Prospectus.


Contract Owner:    The party to the Contract who is the owner of the Contract.
                   Generally, the Contract Owner will be the Annuitant.

Deposit: An amount paid to the Company pursuant to a Contract.






Net Deposit:         That portion of a Deposit remaining after deduction of any premium for Contract riders, charges for sales and
                    administration expense and for any applicable premium taxes.

Retirement Date: The date on which the first Annuity payment is payable under a Contract.

Variable Annuity:  An Annuity with payments which vary in dollar amount throughout the payment period in accordance with the investment experience of the Fund.


Valuation Date:    Each day on which the New York Stock Exchange is open for
                   trading.


Valuation          Period: The period from the
                   close of trading on the New
                   York Stock  Exchange on one
                   Valuation Date to the close
                   of  trading on the New York
                   Stock  Exchange on the next
                   following Valuation Date.


Written Request: An original signature is required on all Written Requests.  If a signature on record does not compare with that on the Written Request, the Company reserves the right to request a Bank Signature Guarantee before processing the request. Written Requests and other communications are deemed to be received by the Company on the date they are actually received at the Transamerica Annuity Service Center in Charlotte, North
                   Carolina,                       unless they are received
                       on a day when, or after the time that, the New York Stock
                   Exchange is closed.
                                     In                 this case, the Written
                   Request will be deemed to be received on the next day when the unit value is calculated.

                                              SYNOPSIS OF PROSPECTUS



         The Fund was established on June 26, 1968, as an open-end diversified investment company. The Fund's investment objective is long-term capital growth. (See "Investment Objectives and Policies" on page 10.)

         The Fund's management receives investment advice from both the Company, which is the registrant's Adviser and from Transamerica Investment Services, Inc. (see "The Fund" on page 10). The Fund pays the Company an invesment management fee at an annual rate of 0.30% of the Fund's current net asset value.

         The Fund issued individual investment fund Contracts which are intended to provide an investment in equity securities. These Contracts have been designed for retirement programs under which Deposits are invested in a fund comprised principally of equity securities. Three types of Contracts were offered--Annual Deposit, Single Deposit Deferred and Single Deposit Immediate. (See "Description of the Contracts" on page 13.) The Contracts are no longer being offered, but additional Deposits may be made on outstanding Contracts.


         A maximum 6 1/2% sales expense and 2% administration expense, plus state premium taxes currently ranging from 0 to 3.5% are deducted from each Deposit. This is equivalent to 9.28% of the Net Deposit after deducting sales and administrative expenses but before deducting premium taxes. Charges may be reduced as shown on page 6.


         Annual Deposit and Single Deposit Deferred Contracts may be surrendered prior to a selected Retirement Date for the Accumulation Account Value. That value shall be established at the end of a Valuation Period in which the Written Request for surrender is received. There is no surrender charge. Withdrawals may be taxable and a federal penalty tax may be assessed upon withdrawals of amounts accumulated under the Contract before age 59 1/2.

         Contract Owners may choose to receive benefits in an Annuity form. With respect to Annuity benefits, the Company assumes the mortality risk that individuals may live longer than expected. With certain exceptions (see page 6) the rates at which charges for expenses are assessed may not be changed during the life of the Contract. A deduction from the Fund, for assuming these risks, is accrued at the end of each Valuation Period at an annual rate of 1.00% of the Fund's current value.

                                                     FEE TABLE


         The following table and examples, are included to assist Contract Owners in understanding the transaction and operating expenses imposed directly or indirectly under the Contracts. The standardized tables and examples assume the highest deductions possible under the Contracts whether or not such deductions actually would be made from an individual Contract Owner's account.


Contract Owner Transaction Expenses

Sales Load Imposed on Purchases:                          6 1/2%
       Total Deposits
          Under the                                   Sales
          Contract                                   Expense

         First $15,000..............                     6 1/2%
         Next  $35,000..............                     4 1/2%
         Next $100,000..............                    2  %
         Excess.....................                   1/2%

Administration Expense Imposed on Purchases:            2%
         Total Deposits
            Under the                            Administration
            Contract                                 Expense

         First $15,000..............                    2  %
         Next $35,000...............                     1 1/2%
         Next $100,000..............                    3/4%
         Excess.....................                    None

Maximum Total Contract Owner Transaction Expenses:1       8 1/2%
                                                 Total Contract
                                                      Owner
                                                   Transaction
       Total Deposits                               Expenses
          Under the                                  as % of
          Contract                                Total Deposit

         First $15,000..............                 81/2%
         Next $35,000...............                6     %
         Next $100,000..............                2 3/4%
         Excess.....................                  1/2%
--------------------
         1 Premium taxes are not shown. Charges for premium taxes, if any, are deducted when paid which may be upon annuitization. In certain states, a premium tax charge will be deducted from each Deposit.

Annual Contract Fee:                                              None

Annual Expenses
(as a percentage of average daily net assets)
  Management Fee:.................................................  0.30%
  Mortality and Expense Risk Charge:.............................  1.00%
  Other Expenses:................................................  None
         Total Annual Expenses:..................................  1.30%

Example #1  Assuming surrender of the Contract at the end of the periods shown.2

         A $1,000 investment would be subject to the expenses shown, assuming 5% annual return on assets.


 1 Year              3 Years               5 Years              10 Years
 ------              -------               -------              --------

   $97                $123                   $150                  $228

Example #2 Assuming persistency of the Contract through the periods shown.

         A $1,000 investment would be subject to the expenses shown, assuming 5% annual return on assets.

 1 Year              3 Years               5 Years              10 Years
 ------              -------               -------              --------

   $97                $123                   $150                  $228

         The Examples should not be considered a representation of past or future expenses and charges. Actual expenses may be greater or less than those shown. Similarly, the assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. See "Charges Under the Contract" in this Prospectus.


-------------------

         2 The Contract is designed for retirement planning. Surrenders prior to the Retirement Date are not consistent with the long-term purposes of the Contract and income tax and tax penalties may apply. Premium taxes may be applicable.

                PER ACCUMULATION UNIT INCOME AND CAPITAL CHANGES


         On a per unit basis for an Accumulation Unit outstanding throughout the year, the Fund's income and capital changes have been as shown below. Data for each of the years presented below was included in the financial statements audited by Ernst & Young LLP, the Fund's independent auditors, whose report for the year ended December 31, 1996 appears in the Statement of Additional Information.





                    ...........



                                          1996     1995     1994     1993     1992    1991     1990     1989     1988    1987
                                          ----     ----     ----     ----     ----    ----     ----     ----     ----    ----


    INCOME AND EXPENSE

    Investment income..........           $.071    $.044    $.040   $ .046   $ .082  $ .074   $ .080   $ .057   $ .125  $ .065
    Expenses...................           .163     .125     .089      .081     .064    .055     .049     .047     .037    .039
                                          ----     ----     ----    ------   ------  ------   ------   ------   ------  ------
    Net investment (loss) income         (.092)   (.081)   (.049)   (.035)    .018    .019     .031     .010     .088    .026

    CAPITAL CHANGES
    Net realized and unrealized gains

        (loss) on investments..           3.217    3.880    .563     1.306     .654   1.370    (.487)    .991     .474    .057
                                          -----    -----    ----    ------   ------  ------   ------   ------   ------  ------
    Net increase (decrease) in
        accumulation unit value3.125      3.799    .514     1.271    .672     1.389  (.456)    1.001    .562     .083
    Accumulation unit value:


                                                                 8





       Beginning of year.......          11.164    7.365    6.851    5.580    4.908   3.519    3.975    2.974    2.412   2.329
                                         ------    -----    -----   ------   ------  ------   ------   ------   ------  ------
       End of year.............          $14.289  $11.164  $7.365   $6.851   $5.580  $4.908   $3.519   $3.975   $2.974  $2.412
                                         =======  =======  ======   ======   ======  ======   ======   ======   ======  ======

    Ratio of expenses to average

       accumulation fund balance          1.31%    1.32%    1.31%    1.30%    1.30%   1.32%    1.32%    1.32%    1.32%   1.34%
    Ratio of net investment (loss) income to

       average accumulation fund

       balance.................          (.74%)   (.86%)   (.72%)   (.57%)    .37%    0.48%    .85%     .31%     3.21%   .88%
    Portfolio turnover rate....          32.94%   17.17%   30.62%   41.39%   43.48%  32.20%   47.43%   24.73%   119.23% 92.30%
    Number of accumulation units

       outstanding at end of year

       (000 omitted)...........           3,431    3,598    3,749    3,820    4,062   4,232    4,310    4,463    4,715   5,092




                                       TRANSAMERICA OCCIDENTAL AND THE FUND

Transamerica Occidental Life Insurance Company


         The Company is a stock life insurance company incorporated in the state of California on June 30, 1906. Its Home Office is located at 1150 South Olive Street, Los Angeles, California 90015-2211. It has been a wholly-owned direct or indirect subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, since March 14, 1930. The Company presently provides individual life insurance, variable and term life insurance, fixed and flexible premium annuity contracts, and reinsurance.

         Subsidiaries of the Company include Transamerica Assurance Company, Transamerica Life Insurance and Annuity Company, Transamerica Life Insurance Company of Canada, Transamerica Occidental Life Insurance Company of Illinois and a New York company, Transamerica Life Insurance Company of New York (formerly called First Transamerica Life Insurance Company) (collectively, Transamerica Life Companies).


The Fund

         The Fund was established under California law on June 26, 1968 as a separate account by the Board of Directors of the Company to facilitate investment of Deposits under the Contracts. The Fund's assets are held for individuals currently and contingently entitled to benefits under the Contracts. California law requires the Fund's assets to be held in the Company's name and the Company is not a trustee with respect thereto. Income, gains and losses, whether or not realized, from assets allocated to the Fund are, in accordance with the Contracts, credited to or charged against the Fund without regard to other income, gains or losses of the Company. The Fund is not affected by the investment or use of other Company assets. Section 10506 of the California Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company (except to the extent assets in the separate account exceed the reserves and the liabilities of the separate account). The Fund is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended ("1940 Act") and meets the definition of a separate account under the federal securities laws. There are no sub-accounts of the Fund. Obligations under the Contract are obligations of the Company.

         The Fund is managed by a Board of Managers (the "Board").

Investment Objectives and Policies

         The Fund has certain fundamental investment policies which may not be changed unless authorized by a majority vote (as that term is defined in the 1940 Act) of Contract Owners.


         The Fund's investment objective is long-term capital growth, although this objective may not be achieved. This objective will be pursued by investments principally in listed and unlisted common stock. The Fund may also invest in debt securities and convertible or preferred stock having a call on common stock by means of a conversion privilege or attached warrants and warrants or other rights to purchase common stock. Unless market conditions indicate otherwise, the Fund's portfolio will be invested in such equity-type securities. However, when market conditions warrant it, a portion of the Fund's assets may be held in cash or debt securities.

         As to 75% of the value of its total assets, the Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations of the United States Government and instrumentalities thereof. However, holdings may exceed the 5% limit if it results from investment performance, and is not the result, wholly or partially, of purchases.

         Not more than 10% of the voting securities of any one issuer will be acquired. Investment will not be made in the securities of a company for the purpose of exercising management or control in that company.

         The Fund does not currently intend to make investments in the securities of other investment companies. The Fund does reserve the right to purchase such securities, subject to the following limitations: the Fund will not purchase such securities if it would cause (1) more than 10% of the value of the total assets of the Fund to be invested in securities of registered investment companies; or (2) the Fund to own more than 3% of the total outstanding voting stock of any one investment company; or (3) the Fund to own securities of any one investment company that have a total value greater than 5% of the value of the total assets of the Fund; or (4) together with other investment companies advised by the Company, the Fund to own more than 10% of the outstanding voting stock of a closed-end investment company.

         Purchases or acquisitions may be made of securities which are not readily marketable by reason of the fact that they are subject to the registration requirements of the Securities Act of 1933 or the saleability of which is otherwise conditioned ("restricted securities"), as long as any such purchase or acquisition will not immediately result in the value of all such restricted securities exceeding 10% of the value of the Fund's net assets. It is the policy of the Board not to invest more than 10% of the Fund's total assets in restricted securities.

                                                    MANAGEMENT

         The Fund is managed by the Board. The affairs of the Fund are conducted in accordance with Rules and Regulations adopted by the Board of Directors of the Company and the Board of the Fund. The Company develops and implements an investment program subject to the supervision of the Board.

The Investment Adviser

         The adviser to the Fund is the Company.


         The Company has contracted with an affiliate, Transamerica Investment Services, Inc. ("Investment Services"), a wholly-owned subsidiary of Transamerica Corporation, to render investment services to the Fund. Investment Services has been in existence since 1967 and has provided investment services to the Fund and other Transamerica Life Companies since 1981. These services include providing recommendations on management of assets of the Fund, providing investment research reports and information, determing those securities to be bought or sold and placing orders for the purchase or sale of securities. Investment decisions regarding the composition of the Fund's portfolio and the nature and timing of changes in the portfolio are subject to the control of the Board. Investment Services' address is 1150 South Olive Street, Los Angeles, California 90015-2211.

                                            CHARGES UNDER THE CONTRACT

Charges Assessed Against The Deposits

         The Company makes a deduction from each Deposit for sales and administrative expenses. No such charges will be assessed against Deposits made from insurance or annuity policies issued by the Company which are transferred to the Fund. The charge for sales expense ranges from 6 1/2% to 1/2% and the charge for the administration expense is from 2% to none. (See "Fee Table" on page 6.)

         The sales expense charge is retained by the Company as compensation for the cost of selling the Contracts. The Company pays the Underwriter and the Underwriter's registered representatives for the sale of the Contracts. (See "Contract Values" for more information about the Underwriter.) The distribution expenses may exceed amounts deducted from Deposits as sales expenses. The Company will bear any such additional expense from surplus, including profits, if any, from the mortality and expense risk charges. The Company pays the sales expense charge to the Underwriter as full commission.


         The administrative expense charge will be retained by the Company for its administrative service.


Charges Assessed Against The Fund


         At the end of each Valuation Period, the Accumulation and Annuity Unit values are reduced by a mortality and expense risk charge at an annual rate of 1.00% and an investment management charge at an annual rate of 0.30% of the value of the aggregate net assets of the Fund. Amounts of such charges may be withdrawn periodically from the Fund.


         There are no other fees assessed against the Fund.

Premium Taxes


         Transamerica may be required to pay premium or retaliatory taxes currently ranging from 0% to 3.5% in connection with deposits or values under the Contracts. Depending upon applicable state law, Transamerica may deduct the premium taxes which are payable with respect to a particular Contract from the deposits, from amounts withdrawn, or from amounts applied on the Annuity Date. In some states, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same deposit, depending upon applicable state law.

                                           DESCRIPTION OF THE CONTRACTS


         The Contract Owner has all rights under the Contract during the accumulation period. These include voting rights, selection of the proposed annuitant, surrendering any portion of the Accumulation Account Values, electing a Retirement Date and Annuity option and selection of beneficiaries.



         The Contract Owner retains his or her voting rights and right to select beneficiaries, if the Annuity option permits, once the Annuity begins.


         After the death of the annuitant, the beneficiaries have the right to the Accumulation Account Value, if any, remaining in the Contract.


Voting Rights

         Pursuant to the Rules and Regulations of the Fund, as amended by the Board, the Fund is generally not required to hold regular meetings of Contract Owners and does not anticipate holding annual meetings. Under the Rules and Regulations of the Fund, however, Contract Owners' meetings will be held in connection with the following matters: (1) the election or removal of a member or members of the Board if a meeting is called for such purpose; (2) the approval of any contract for which approval is required by the Investment Company Act of 1940 ("1940 Act"); and (3) such additional matters as may be required by law, the Rules and Regulations of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the Board may consider necessary or desirable. Contract Owners may apply to the Board to hold a meeting under circumstances provided for in the Rules and Regulations of the Fund. The Contract Owners also would vote upon any changes in fundamental investment objectives, policies or restrictions.

         Contract Owners are entitled to vote in person or by proxy at the Fund's meetings.

         If Contract Owners hold a meeting, the method to calculate votes is shown below:


         The number of votes which a Contract Owner may cast is based on the Accumulation Account Value established on a Valuation Date not more than 100 days prior to a meeting of Contract Owners.

                  (1) When the Valuation Date is prior to the Retirement Date, the number of votes will equal the Contract Owner's Accumulation Account Value divided by 100.


                  (2) When the Valuation Date is on or after the Retirement Date, the number of votes will equal the amount of the reserve established to meet Variable Annuity obligations related to the Contract divided by 100. (Accordingly, as the amount of the reserve diminishes during the Annuity payment period, the number of votes which a Contract Owner may cast decreases.)

         The number of votes will be rounded to the nearest vote; however, each Contract Owner will have at least one vote.


         Contract Owners other than those described herein, the reserves for which are maintained in the Fund, shall also be entitled to vote. The number of votes which such persons shall be entitled to cast shall be computed in the same manner as described above.

         To be entitled to vote, a Contract Owner must have been a Contract Owner on the date on which the number of votes was determined.


         Each Contract Owner shall receive a notice of the meeting of Contract Owners and a statement of the number of votes attributable to his/her Contract. Such notice will be mailed to the Contract Owner at the address maintained in the Fund's records at least 20 days prior to the date of the Contract Owners' meeting. Contract Owners acting as trustees for pension and profit sharing plans wishing to solicit instructions as to their vote from plan Participants will be furnished additional copies of the Notice of Meetings & Proxy Statement upon request.

Changes To Variable Annuity Contracts

         The Company has the right to amend the Contract to meet current applicable federal or state law or regulations or to provide more favorable annuity Conversion Rates. Each Contract Owner will be notified of any amendment to the Contract relating to any changes in federal or state laws.

         The Contract Owner may change beneficiaries, Annuity commencement date or Annuity option prior to the Annuity commencement date.

         The Company  reserves the right to  deregister  the Fund under the 1940
Act.

Inquiries


         A Contract Owner may request information concerning a Contract by contacting a Company agent or by a Written Request mailed directly to the Company.



                                                  ANNUITY PERIOD



         Subject to limitations under federal law, Contract Owners may select an Annuity option at any age, by Written Request received by the Company at least 60 days prior to commencement of an Annuity. The monthly Annuity benefit is determined by the age of the Annuitant, and any joint annuitant and the option selected.


The Contracts have three standard options:


                  (1) A Variable Annuity with monthly payments during the lifetime of the Annuitant. No minimum number of payments is guaranteed, so that only one such payment is made if the Annuitant dies before the second payment would be due,

(2) A Variable Annuity paid monthly to the Annuitant and any joint annuitant as long as either shall live. No minimum number of payments is guaranteed, so that only one such payment is made if both the Annuitant and joint annuitant die before the second payment would be due, and

                  (3) A Variable Annuity paid monthly during the lifetime of the Annuitant with a minimum guaranteed period of 60, 120 or 180 months. If a Annuitant dies during the minimum period, the unpaid installments for the remainder of the minimum period will be payable to the beneficiary. However, the beneficiary may elect the commuted value to be paid in one sum. The value will be determined on the Valuation Date the Written Request is received in the Home Office.


         Upon the Company's approval, other options may be selected. The form of Annuity with the fewest number of guaranteed monthly payments will provide the largest monthly payments.


         If the Contract Owner does not select any annuity option, or a lump-sum payment, the funds remain in the Accumulation Account. There may be adverse tax consequences if the funds remain in the Accumulation Account subsequent to the calendar year following the year of the Annuitant's attainment of age 70 1/2.


         The minimum amount on the first monthly payment is $20. If the first monthly payment would be less than $20, the Company may make a single payment equal to the total value of the Contact Owner's Accumulation Account.


         For qualified plans under Section 401, 403(b), and 457 of the internal Revenue Code of 1986 (the "Code"), distributions from a Contract generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Annuitant (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan is an IRA described in
Section 408, or if the Annuitant is a "5 percent owner" (as described in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2.


         For information regarding the calculation of annuity payments, see the Annuity Payments section of the Statement of Additional Information.

                                                  DEATH BENEFITS

Death Benefits--Before Retirement


         (1)  SINGLE AND ANNUAL DEPOSIT:

                  In the event a Annuitant dies prior to the selected Retirement Date, the Company will pay to the Annuitant's beneficiary the Accumulation Account Value based on the Accumulation Unit value determined on the Valuation Date coinciding with or next following the later of (i) the date adequate proof of death is received by the Company or (ii) the date the

                  Company receives notice of the method of payment selected by the beneficiary. Subject to certain limitations imposed by the Code, upon Written Request after the death of the Annuitant, the beneficiary may elect, in lieu of the payment of such value in one sum, to have all or a part of the Accumulation Account Value applied under one of the forms of Annuities described under "Annuity Period," or elect an optional method of payment subject to agreement by the Company and to compliance with applicable federal and state law.


         (2)  IMMEDIATE CONTRACT:


                  In the event an Annuitant dies prior to the selected Retirement Date, the Company will pay to the Annuitant's beneficiary the Accumulation Account Value based on the Accumulation Unit value determined on the Valuation Date coinciding with or next following the date proof of death is received by the Company.


Death Benefit--After Retirement


         If the Annuitant's death occurs on or after the Retirement Date, death benefits, if any, payable to the beneficiary shall be as provided under the Annuity option or elected optional method of payment then in effect.


                                                  CONTRACT VALUES

         Annual Deposit Individual Equity Investment Fund Contract providing a deferred Variable Annuity ("Annual Deposit Contract")--This Contract provides for Deposits to be made annually or more frequently, but no Deposit may be less than $10 and the aggregate minimum Deposit must be $120 in any Contract year. Normally, Contracts will not be issued for annual Deposits of less than $300. Deposits may be increased on a Contract anniversary, but annual Deposits may not be increased to more than three times the first year's Deposit without consent from the Company. The non-forfeiture provision of the Contract will be applied if annual Deposits are not paid when due or during a 31-day grace period. The effect of this provision is that if a Deposit is not received within five years of the last Deposit date, Deposits may not be resumed, but Contract benefits remain in full force.

         Single Deposit Individual Equity Investment Contract providing a deferred Variable Annuity ("Deferred Contract")--This Contract provides for a single Deposit when the Contract is issued. Additional Deposits of at least $20 each may be made anytime within the first five Contract years. Thereafter, the Company must give its consent to further Deposits. The minimum initial Deposit is $1,000; the Company reserves the right to reduce the minimum.

         A Retirement Date is specified in the application for Annual Deposit and Single Deposit Individual Equity Investment Fund Contracts, but may be changed by a Written Request to the Company at its Home Office at least 60 days before an Annuity is to commence.

         Single Deposit Individual Equity Investment Contract providing an Immediate Variable Annuity ("Immediate Contract")--This Contract provides for a single Deposit to be accepted when the Contract is issued which will begin an Annuity. The issue date of the Contract is the last Valuation Date of the second calendar month preceding the Retirement Date specified in the Contract. The minimum Deposit is $2,500. The Company reserves the right to reduce the minimum. The Retirement Date may not be changed.

         Net  Deposits  are  immediately   credited  to  the  Contract   Owner's
Accumulation Account in the Valuation Period in which they are received at the Company's Home Office.

         The number of Accumulation Units created by a Net Deposit is determined on the Valuation Date on which the Net Deposit is invested in the Fund by dividing the Net Deposit by the Accumulation Unit Value on that Valuation Date. The number of Accumulation Units resulting from each Net Deposit will not change.

Accumulation Unit Value

         The Accumulation Unit Value was set at $1.00 on November 26, 1968. The Accumulation Unit Value is determined at the end of a Valuation Period by multiplying the Accumulation Unit Value determined at the end of the immediate preceding Valuation Period by the Investment Performance Factor for the current Valuation Period and reducing the result by the mortality and expense risk charges.

         The Investment Performance Factor is determined at the end of each Valuation Period and is the ratio of A/B where "A" and "B" mean the following:

         "A" is the value of the Fund as of the end of such Valuation Period immediately prior to making any Deposits into and any withdrawals from the Fund, reduced by the investment management charge assessed against such value at an annual rate of 0.30%.

         "B" is the value of the Fund as of the end of the preceding Valuation Period immediately after making any Deposits into and any withdrawals from the Fund, including any charges for expense and mortality risks assessed against the Fund on that date.


         The market value of the Fund's assets for each Valuation Period is determined as follows: (1) each security's market value is determined by the last closing price as reported on the Consolidated Tape; (2) securities that are not reported on the Consolidated Tape but where market quotations are available, i.e., unlisted securities, are valued at the most recent bid price; (3) value of the other assets and securities where no quotations are readily available is determined in a manner directed in good faith by the Board.

         The Fund's net value is calculated by reducing the market value of the assets by liabilities at the end of a Valuation Period.

Underwriter


         Transamerica Financial Resources, Inc., is the principal Underwriter for the Fund's Contracts. Its address is 1150 South Olive Street, Los Angeles, California 90015-2211. It is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is wholly-owned by Transamerica Corporation.


                                              SURRENDER OF A CONTRACT

         Surrender and withdrawal privileges apply only to Annual Deposit and Single Deposit Deferred Contracts prior to the Retirement Date. There are no surrender or withdrawal privileges for Immediate Contracts.

         A Written Request by the Contract Owner must be received at the Annuity Service Center at 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202, for either a withdrawal from or the surrender of Accumulation Account Value. Accumulation Units will be cancelled with the equivalent dollar amount withdrawn or surrendered. The Accumulation Unit value used to determine the number of Accumulation Units cancelled shall be the value established at the end of the Valuation Period in which the Written Request was received. The Accumulation Account Value less any applicable premium tax charge will be paid within seven days following receipt of the Written Request which includes verification of spousal consent as required by any applicable law or regulations. However, the Company may postpone such payment: (1) if the New York Stock Exchange is closed or trading on the Exchange is restricted, as determined by the Securities and Exchange Commission; (2) when an emergency exists, as defined by the Commission's rules, and fair market value of the assets cannot be determined; or (3) for other periods as the Commission may permit.


         There are no charges for withdrawals or surrender of the Contract. However, withdrawals and surrenders may be taxable and subject to penalty taxes.

         The  Contract  must  be  surrendered   if  a  withdrawal   reduces  the
Accumulation Account Value below $10 for an Annual Deposit Deferred Contract or $20 for a Single Deposit Deferred Contract.


         Any Contract withdrawal may be repaid within five years after the date of each withdrawal (other than Contracts issued under Code Section 401(a), 403(b), 408, or 457, or an H.R. 10 Plan) but only one repayment can be made in any twelve month period. The Company must be given a concurrent Written Request of repayment. The sales charges will not be deducted from the Deposit repayment, but the administrative charge will be assessed.

         A Participant in the Texas Optional Retirement Program ("ORP") is required to obtain a certificate of termination from the Participant's employer before a Contract can be surrendered. This requirement is imposed because the Attorney General of Texas has ruled that Participants in the ORP may surrender their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability.

         Restrictions may apply to variable annuity contracts used as funding vehicles for Code Section 403(b) retirement plans and Section 401(k) plans. The Code restricts the distribution under Section 403(b) annuity contracts of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributable to elective contributions held as of the end of the last plan year beginning before January 1, 1989. Other funding alternatives may exist under a 403(b) plan to which a Participant may transfer his/her investment from the Contract. .


                                                FEDERAL TAX STATUS

Introduction

         The following discussion is a general description of Federal tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon the Company's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.


         The Contracts may be purchased and used only in connection with plans qualifying for favorable tax treatment ("Qualified Contracts"). The Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 457 of theCode. The ultimate effect of Federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefit to the Contract Owner, Participant, the Annuitant, or the beneficiary depends on the type and terms of the retirement plan, on the tax and employment status of the individual concerned and on the Employer's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of the Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that a Qualified Contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.

Qualified Contracts

         The Contract is designed for use with several types of qualified plans. The tax rules applicable to Annuitants in qualified plans, including restrictions on contributions and benefits, taxation of distributions, and any tax penalties, vary according to the type of plan and the terms and conditions of the plan itself. Various tax penalties may apply to contributions in excess of specified limits, aggregate distributions in excess of certain amounts annually, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not satisfy specified requirements, and certain other transactions with respect to qualified plans. Therefore, no attempt is made to provide more than general information about the use of the Contract with the various types of qualified plans. Annuitants and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are brief descriptions of the various types of qualified plans. The Contract may be amended as necessary to conform to the requirements of the plan.

1.  Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans


         Code section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the Annuitant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments. Under certain circumstances, 20% withholding will apply to distributions from these retirement plans, unless the distribution is directly transferred to another eligible retirement plans.


2.  Individual Retirement Annuities and Individual Retirement Accounts

         Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account (each hereinafter referred to as "IRA"). Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions must commence. Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. Owners of the Contract for use with IRAs should have supplemental information required by the Internal Revenue Service or any other appropriate agency. Owners should seek competent advice regarding use of the Contract for IRAs.

3.  Tax-Sheltered Annuities


         Section 403(b) of the Code permits public school employees and employees of certain types of religious, charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of premiums from gross income for tax purposes. These annuity contracts are commonly referred to as "Tax Sheltered Annuities." Premiums paid pursuant to salary reduction agreements and excluded from gross income will be subject to Social Security and Medicare taxes. Subject to certain exceptions, withdrawals under Tax Sheltered Annuities which are attributable to contributions made pursuant to salary reduction agreements are prohibited unless made after the Annuitant attains age 59 1/2, upon the Annuitant's separation from service, upon the Annuitant's death or disability, or for an amount not greater than the total of such contributions in the case of hardship.


4.  Section 457 Deferred Compensation ("Section 457") Plans

         Under Section 457 of the Code, employees of (and independent contractors who perform services for) certain state and local governmental units or certain tax-exempt employers may participate in a Section 457 plan of their employer allowing them to defer part of their salary or other compensation. The amount deferred and any income on such amount will be taxable as ordinary income when paid or otherwise made available to the employee.


         The maximum amount that can be deferred under a Section 457 plan in any tax year is ordinarily one-third of the employee's includible compensation, up to a specified dollar amount. Includible compensation means earnings for services rendered to the employer which is includible in the employee's gross income, but excluding any contributions under the Section 457 plan or a Tax-Sheltered Annuity. During the last three years before an individual attains normal retirement age additional "catch-up" deferrals are permitted.

         The deferred amounts can be used by the employer to purchase the Contract. For plans in effect prior to August 20, 1996, the Contract was issued to the employer, to be held by the employer in trust for the exclusive benefit of the employee and/or the employee's beneficiaries and effective January 1, 1999, such Contract may be held in the employee's name or transferred to a trust.. For Section 457 plans, established after August 20, 1996, the contract can be issued to the employee or to a trust established by the employer. In all instances, the employee is treated as having no rights or vested interest in the Contract and is only entitled to payment in accordance with the Section 457 plans provisions. Current Federal income tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan, except for transfers to other Section 457 plans in certain limited cases. Distributions may not be made under a Section 457 plan under the Contract Owner attains age 59 1/2, separates from service, or is faced with an unforeseeable emergency.


5.  Restrictions under Qualified Contracts

         Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

6.  General

         Additional Deposits under a Contract must qualify for the same Federal income tax treatment as the initial Deposit under the Contract; the Company will not accept an additional Deposit under a Contract if the Federal income tax treatment of such Deposit would be different from that of the initial Deposit.

Tax Status of the Contract


         The following discussion is based on the assumption that the Contracts qualify as annuity contracts for Federal income tax purposes.


Taxation of Annuities

  1.  In General


         Section 72 of the Code governs taxation of annuities in general. The Company believes that a Contract Owner generally is not taxed on increases in the value of a Qualified Contract until distribution occurs by withdrawing all or part of the Accumulation Account Value (e.g., partial withdrawals and surrenders) or as Annuity Payments under the Annuity option elected. For this purpose, if such is allowed for the Qualified Contract, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Account Value or any portion of an interest in the qualified plan generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

  2.  Surrenders

         In the case of a surrender under a Qualified Contract, under section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Contract which was not excluded from the individual's gross income. For a Contract issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

  3.  Annuity Payments


         Although tax consequences may vary depending on the annuity option elected under the Contract, under Code section 72(b), generally gross income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the "investment in the contract" bears to the expected return at thedate annuity payments begin. In this respect (prior to recovery of the "investment in the contract"), there is generally no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each income payment is taxable. In all cases, after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.


  4.  Penalty Tax


         In the case of a distribution pursuant to a Qualified Contract, there may be imposed a Federal penalty tax under Section 72(t) of the Code, which may depend on the type of qualified plan and the particular circumstances.

Competent tax advice should be sought before a distribution is requested.

  5.  Transfers, Assignments, or Exchanges of the Contract


         A transfer of ownership of a Contract, the designation of an Annuitant or other beneficiary who is not also the Owner, or the exchange of a Contract are generally prohibited for Qualified Contracts and if made may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.


  6.  Withholding


         Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions, except that withholding may be mandatory with respect to distributions from Contracts issued in connection with Section 401(a), 403(a) and 403(b) plans.


  7.  Death Benefits

         Amounts may be distributed from a Contract because of the death of a Annuitant or Owner. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sun, they are treated like a surrender, or (ii) if distributed under an annuity option, they are treated like an annuity payment.


  8.  Other Tax Consequences


         As noted above, the foregoing discussion of the Federal income tax consequences under the Contract is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal gift and estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Annuitant or recipient of the distribution. A competent tax adviser should be consulted for further information.


  9.  Possible Changes in Taxation

         In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not actively considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).


                                                 LEGAL PROCEEDINGS

         There are no material legal proceedings pending to which the Fund is a party; nor are there material legal proceedings involving the Fund to which the Company, Investment Services, or the Underwriter are parties.

                                       TABLE OF CONTENTS OF THE STATEMENT OF
                                              ADDITIONAL INFORMATION

                                                                       Page

GENERAL INFORMATION AND HISTORY.................................. -2-
INVESTMENT OBJECTIVES AND POLICIES............................... -2-
MANAGEMENT....................................................... -4-
INVESTMENT ADVISORY AND OTHER SERVICES........................... -6-
BROKERAGE ALLOCATIONS............................................ -6-
UNDERWRITER...................................................... -7-
ANNUITY PAYMENTS................................................. -7-
FEDERAL TAX MATTERS.............................................. -8-
FINANCIAL STATEMENTS............................................. -9-






A Statement of Additional Information, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission (the "Commission"). The Statement of Additional Information may be obtained, without charge, by contacting the Transamerica Annuity Service Center at 401 North Tryon Street, Suite 700, Charlotte, North Carolina, 28202 or by calling (800) 258-4260, extension 5560.

                                       (This page intentionally left blank)

                                     (LOGO)





                                 (a prospectus)






         CUSTODIAN--Boston Safe Deposit and Trust Company of California
-----------------------------------------------------------------------

AUDITORS--Ernst & Young LLP                                   May 1,     1997

----------------------------------------------------------
  ISSUED BY

                 Transamerica Occidental Life Insurance Company
                             1150 South Olive Street
                       Los Angeles, California 90015-2211
                                 (213) 742-3065

         (LOGO)

Transamerica Occidental
Life Insurance Company



TFM-1006 ED.  5-97

                       STATEMENT OF ADDITIONAL INFORMATION
                                       for
                Transamerica Occidental's Separate Account Fund B

                   Individual Equity Investment Fund Contracts
                  For Tax Deferred Individual Retirement Plans

           1150 South Olive Street, Los Angeles, California 90015-2211


         This Statement of Additional Information is not a Prospectus, but should be read with the Prospectus for Transamerica Occidental's Separate Account Fund B (the "Fund"). A copy of the Prospectus may be obtained by writing to the Transamerica Annuity Service Center at 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202 or by calling (800) 258-4260, extension 5560.





                      The         date   of   this   Statement   of   Additional
                                  Information is May 1, 1997 The date of the Prospectus is May 1, 1997

                                                 TABLE OF CONTENTS

                                                                                               Cross
                                                                                             Reference
                                                                                           to Prospectus
                                                                         Page                  Page


General Information and History...................................         -2-                   11
Investment Objectives and Policies................................         -2-                   11
Management........................................................         -4-                   12
Investment Advisory and Other Services............................         -6-                  11
Brokerage Allocations.............................................         -6-
Underwriter.......................................................         -7-
Annuity Payments..................................................         -7-                   21
Federal Tax Matters...............................................         -8-                  20
Financial Statements..............................................         -9-



                                          GENERAL INFORMATION AND HISTORY

         Transamerica Occidental Life Insurance Company (the "Company") was formerly known as Occidental Life Insurance Company of California. The name change occurred approximately on September 1, 1981.


         The Company is wholly-owned by Transamerica Insurance Corporation of California, which is in turn wholly-owned by Transamerica Corporation.
Transamerica Corporation is a financial services organization which engages through its subsidiaries in life insurance, consumer lending, commercial lending, leasing, and real estate services.

         On November 26, 1968, the Company invested $1,000,000 in Transamerica Occidental's Separate Account Fund B (the "Fund") pursuant to California law. In September 1969, the Company invested an additional $1,000,000 in the Fund. On December 31, 1996, the Company's share in the Fund was approximately 61.64% of the total Contract Owner's equity.


                                        INVESTMENT OBJECTIVES AND POLICIES


         Certain investment policies are described on page 10 of the Prospectus for the Fund. Other policies and investment restrictions which are fundamental to the Fund are:


                  Borrowings will not be made except as a temporary measure for extraordinary or emergency purposes provided that such borrowings shall not exceed 5% of the value of the Fund's total assets.

                  Securities of other issuers will not be underwritten provided that this shall not prevent the purchase of securities the sale of which may result in the Fund being deemed to be an "underwriter" for purposes of the Securities Act of 1993.

                  Investments will not be concentrated in any one industry nor will more than 25% of the value of the Funds assets be invested in issuers all of which conduct their principal business activities in the same general industry.

                  The purchase and sale of real estate or interests in real estate is not intended as a principal activity. However, the right is reserved to invest up to 10% of the value of the assets of the Fund in real properties, including property acquired in satisfaction of obligations previously held or received in part payment on the sale of other real property owned.

                  The purchase and sale of commodities or commodity contracts will not be engaged in.


                  Loans may be made but only through the acquisition of all or a portion of an issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased for investment by institutional investors, whether publicly or privately distributed. (It is not presently intended to invest more than 10% of the value of the Fund in privately distributed loans. Furthermore, it is possible that the acquisition of an entire issue may cause the Fund to be deemed an "underwriter" for purposes of the Securities Act of 1993.) The securities of the Fund may also be loaned provided that any such loan is collateralized with cash equal to or in excess of the market value of such securities. (It is not presently intended to engage in the lending of securities.)


                  The Fund does not intend to issue senior securities.

                  The Fund does not intend to write put and call options.

                  Purchases of securities on margin may not be made, but such short-term credits as may be necessary for the clearance of purchases and sales of securities are permissible. Short sales may not be made and a short position may not be maintained unless at all times when a short position is open and the fund owns at least an equal amount of such securities or securities currently exchangeable, without payment of any further consideration, for securities of the same issue as, and at least equal in amount to, the securities sold short (generally called a "short sale against the box") and unless not more than 10% of the value of the Fund's net assets is deposited or pledged as collateral for such sales at any one time.

         None of the above fundamental policies may be changed unless authorized by a majority vote of Contract Owners.

Portfolio Turnover Rate

         Changes will be made in the portfolio if such changes are considered advisable to better achieve the Fund's investment objective of long term capital growth. Generally, long-term rather than short-term investments will be made and trading for short-term profits is not intended. However, it should be recognized that although securities will initially be purchased with a view to their long-term potential, a subsequent change in the circumstances of a particular company or industry or in general economic conditions may indicate that a sale of a security is desirable. It is anticipated that annual portfolio turnover should not exceed 75%. However, stocks being sold to meet redemptions and changes in market conditions could result in portfolio activity greater than anticipated.

                                                    MANAGEMENT

         Board of Managers and Officers of the Fund are:

                               Positions and Offices


Name, Age and Address**            with the Fund                 Principal Occupation During the Past Five Years
Donald E. Cantlay (75)       Board of Managers              Director, Managing General Partner of Cee 'n' Tee Company;

                                                              Director of California Trucking Association and Western Highway
                                                              Institute; Director of FPA Capital Fund and FPA New Income
                                                              Fund.


Richard N. Latzer (  60)*      Board of Managers              President, Chief Executive Officer and Director of Transamerica
                                                              Investment Services, Inc.; Senior Vice President and Chief
                                                              Investment Officer of Transamerica Corporation.  Director and
                                                              Chief Investment Officer of Transamerica Occidental Life Insurance
                                    Company.

DeWayne W. Moore(  83)         Board of Managers              Retired Senior Vice President, Chief Financial Officer and Director
                                                              of Guy F. Atkinson Company of California; Director of FPA
                                                              Capital Fund and FPA New Income Fund.

Gary U. Rolle(  55)*           Chairman, Board of Managers                                             Director, Executive Vice
                                                              President and Chief Investment Officer of Transamerica Investment
                                                              Services, Inc.; Director and Chief Investment Officer of
                                                              Transamerica Occidental Life Insurance Company.

Peter J. Sodini (  56)         Board of Managers              Associate, Freeman Spogli & Co. (a private Investor); President,
                                                                  Chief Executive Officer and Director,               Pantry,
                                                              Inc. (a supermarket).
                                                                                                  Director Pamida Holdings
                                                              Corp. (a  retail merchandiser) and Buttrey Food and Drug Co. (a supermarket).


Barbara A. Kelley (  43)       President                      President, Chief Operating Officer and Director of Transamerica
                                                              Financial Resources, Inc. and President and Director of
                                                              Transamerica Securities Sales Corporation, Transamerica Advisors,
                                                              Inc., Transamerica Product, Inc., Transamerica Product, Inc. I,
                                                              Transamerica Product, Inc. II, Transamerica Product, Inc. IV, and
                                                              Transamerica Leasing Ventures, Inc.

Regina M. Fink (  41)          Assistant Secretary            Counsel of Transamerica Occidental Life Insurance Company




Matt Coben (36)                Vice President                 Broker/Dealer Channel of the Institutional Marketing Services
                                                              Division of Transamerica Life Insurance and Annuity Company.

Sally S. Yamada (  46)         Treasurer and                  Vice President and Treasurer of Transamerica Occidental
                               Assistant Secretary            Life Insurance Company and Treasurer of Transamerica Life

                                                              Insurance and Annuity Company.


Thomas M. Adams (  61)         Secretary                      Partner in the law firm of Lanning,  Adams & Peterson.



                                                        31

     * These members of the Board are or may be interested persons as defined by
     Section 2(a) (19) of the 1940 Act. ** The mailing address of each Board member and officers is Box 2438, Los Angeles, California 90051.


         The principal occupations listed above apply for the last five years, except Regina Fink who, prior to 1994 was Vice President and Counsel for Colonial Management Associates, Inc. and Matt Coben who prior to 1994 was Vice President and National Sales Manager of the Dreyfus Service Organization. However, in some instances, occupation listed above is the current position and prior positions with the same company or affiliate are not indicated.

Messrs. Cantlay, Moore, and Sodini are not parties to either the Investment Advisory Agreement or the Investment
Services Agreement  nor are they interested persons of any such party.



Remuneration of Board of Managers, Officers and Employees of the Fund

         The following table shows the compensation paid during the most recently completed fiscal year to all directors of the Fund by the Company pursuant to its Investment Advisory Agreement with the Fund.

                                                                                               Total
                                                                  Pension or               Compensation
                                        Aggregate                 Retirement              From Registrant
                                      Compensation             Benefits Accrued              and Fund
           Name of Person                 From                  As Part of Fund           Complex Paid to
              Position             Registrant/Company              Expenses                  Managers

         Donald E. Cantlay               $1,000                        *                      $6,000
         Board of Managers

         Richard N. Latzer                 -0-                         +                        -0-
         Board of Managers

         DeWayne W. Moore                $1,000                        *                      $6,250
         Board of Managers

         Gary U. Rolle                     -0-                         +                        -0-
         Chairman, Board of Managers


         Peter J. Sodini                $     750                      *                    $     4,750
         Board of Managers


         No member of the Board, no Officer, no other individual affiliated with the Fund and no person affiliated with any member of the Board, the Company or any Contract Owner is expected to receive aggregate remuneration in excess of $1,000 from the Company during its current fiscal year by virtue of services rendered to the Fund. Members of the Board, Officers or other individuals affiliated with the Fund, who are also Officers, Directors or employees of the Company, are not entitled to any compensation from the Fund for their services to the Fund.

--------------------------------

* None of the members of the Board of Managers currently receives any pension or retirement benefits from the Company due to services rendered to the Fund and thus will not receive any benefits upon retirement from the Fund.

+ Will receive Pension/Retirement benefits as an employee of Transamerica Investment Services, Inc. .


# During 1996, each of the Board members was also a member of the Board of Transamerica Occidental's
Separate Account Fund C, Transamerica Variable Insurance Fund, Inc. and of Transamerica Income Shares, Inc., a closed-end management company advised by Transamerica Investment Services, Inc.
  Mr. Rolle' is a director of
Transamerica Investors, Inc.  These registered investment companies comprise th
 "Fund Complex."


                                      INVESTMENT ADVISORY AND OTHER SERVICES

         The Company is the investment adviser to the Fund.


         The Company provides investment management to the Fund pursuant to an investment Advisory Agreement between the Company and the Fund, and Transamerica Investment Services provides investment advice. The annual charge for such services is 0.3% of the value of the Fund. In the past three years the Fund paid the Company $78,498 in 1994, $106,615 in 1995 and $131,807 in 1996.


         The Company performs all record keeping and administrative functions related to the Contracts and each Participant's account, including issuing Contracts, valuing Participant's accounts, making Annuity payments and other administrative functions. In addition, the Company supplies or pays for occupancy and office rental, clerical and bookkeeping, accounting, legal fees, registration and filing fees, stationery, supplies, printing, salaries and compensation of the Fund's Board and its officers, reports to Contract Owners, determination of offering and redemption prices and all ordinary expenses incurred in the ordinary course of business.

         Boston Safe Deposit and Trust Company of California, 1 Embarcadero Center, San Francisco, California
94111-9123 is the Fund's custodian of the Securities.   Boston Safe Deposit and
 Trust Company of California holds
the securities for the Fund.  The Company pays all fees for this service.


         The financial statements of the Company and the Fund included in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Ernst & Young LLP's address is 515 South Flower Street, Los Angeles, California 90071.


                                               BROKERAGE ALLOCATIONS

         The Company and Transamerica Investment Services, Inc. ("Investment Services") have no formula for brokerage business distribution for purchases and sale of portfolio securities of the Fund. The primary objective is to place orders for the most favorable prices and execution. Investment Services will engage only those brokers whose commissions it believes to be reasonable in relation to the services provided. The overall reasonableness of commissions paid will be evaluated by rating brokers primarily on price, and such general factors as execution capability and reliability, quality of research (including quantity and quality of information provided, diversity of
sources   utilized,   nature  and  frequency  of   communication,   professional
experience, analytical ability and professional nature of the broker), financial standing, as well as net results of specific transactions, taking into account such factors as promptness, size of order and difficulty of execution. To the extent such research services are used, it would tend to reduce the Company and Investment Services expenses. However, there is no intention to place portfolio transactions for services performed by a broker in furnishing statistical data and research, and thus such services are not expected to significantly reduce expenses. During 1996, commissions were fully negotiated and paid on a best execution basis. In 1994, 1995 and 1996 respectively, brokerage commissions were
 .03%, .02% and .03% of average assets, and the aggregate dollar amounts were$7,010 $5,420 and $13,000 respectively.

         Investment Services furnishes investment advice to the Fund as well as other institutional clients. Some of Investment Services' other clients have investment objectives and programs similar to those of the Fund. Accordingly, occasions may arise when sales or purchases of securities which are consistent with the investment policies of more than one client come up for consideration by Investment Services at the same time. When two or more clients are engaged in the simultaneous sale or purchase of securities, Investment Services will allocate the securities in question so as to be equitable as to each client. Investment Services will effect simultaneous purchase or sale transactions only when it believes that to do so is in the best interest of the Fund, although such concurrent authorizations potentially may, in certain instances, be either advantageous or disadvantageous to the Fund. Investment Services has advised the Fund's Board regarding this practice, and will report to them on a periodic basis concerning its implementation.


                                                    UNDERWRITER




Transamerica Financial Resources, Inc., is the principal Underwriter for the Fund's Contracts. Its address is 1150 South Olive
 Street, Los Angeles, California
90015-2211. It is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is wholly-owned by Transamerica Corporation.

         The past three years, the Underwriter received from the sales of the Fund's Contracts total payments of $2,384 in 1994, $2,072 in 1995 and $1,453 in 1996.


                                                 ANNUITY PAYMENTS

Amount of First Annuity Payment


                    SINGLE AND ANNUAL DEPOSIT CONTRACTS:

         At a Annuitant's selected Retirement Date, the Accumulation Account Value based on the Accumulation Unit value established on the last Valuation date in the second calendar month preceding the

Retirement Date is applied to the appropriate Annuity Conversion Rate under the Contract, according to the Annuitant's, and any joint annuitant's, attained age at nearest birthday and the selected form of Annuity, to determine the dollar amount of the first Variable Annuity payment. The Annuity Conversion rates are based on the following assumptions: (i) Investment earnings at 3.5% per annum, and (ii) Mortality - The Annuity Table for 1949, ultimate two year age setback.


                                   IMMEDIATE CONTRACT:


         The Net Deposit applicable under the Contract is applied to the Annuity Conversion Rate for this Contract by the Company according to the Annuitant's, and any joint annuitant's, attained age at nearest birthday and selected form of Annuity, to determine the dollar amount of the first Variable Annuity payment. The Annuity Conversion Rates are based on the following assumptions: (i) Investment earnings at 3.5% per annum, and (ii) Mortality - The Annuity Table for 1949, one year age setback.


Amount of Subsequent Annuity Payments

         The amount of a Variable Annuity payment after the first is determined by multiplying the number of Annuity Units by the Annuity Unit value established on the last Valuation Date in the second calendar month preceding the date such payment is due.

         The Annuity Conversion Rates reflect the assumed net investment earnings rate of 3.5%. Each annuity payment will vary as the actual net investment earnings rate varies from 3.5%. If the actual net investment earnings rate were equal to the assumed rate, Annuity payments would be level. If the actual Net Investment Rate were lower than the assumed rate, Annuity payments would decrease.

Number of Annuity Units


         The number of the Contract Owner's Annuity Units is determined at the time the Variable Annuity is effected by dividing the dollar amount of the first Variable Annuity payment by the Annuity Unit Value established on the last Valuation Date in the second calendar month preceding the Retirement Date. The number of Annuity Units, once determined, will remain fixed except as affected by the normal operation of the form of Annuity, or by a late Deposit. Late Deposit means a Deposit received by the Company after the Valuation Date in the second calendar month preceding the Retirement Date.


Annuity Unit Value


         On November 26, 1968, the value of an Annuity Unit was set at $1.00. Thereafter, at the end of each Valuation Period, the Annuity Unit value is established by multiplying the value of an Annuity Unit determined at the end of the immediately preceding Valuation Period by the Investment Performance Factor for the current Valuation Period, and then multiplying that product by an assumed earnings offset factor for the purpose of offsetting the effect of an investment earnings rate of 3.5% per annum which is assumed in the Annuity Conversion Rates for the Contracts. The result is then reduced by a charge for mortality and expense risks (see "Charges under the Contract" at page 12 of the Prospectus).


                                                FEDERAL TAX MATTERS

Taxation of the Company

         The Company at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The Fund is treated as part of the Company and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. The Company does not expect to incur any Federal income tax liability with respect to investment income and net capital gains arising from the activities of the Fund retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the Fund for Federal income taxes. If, in future years, any Federal income taxes are incurred by the Company with respect to the Fund, then the Company may make a charge to the Fund.

         Under current laws, the Company may incur state and local taxes in certain jurisdictions. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes or reserves for such taxes, if any, attributable to the Fund.

                TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B
                         REPORT OF INDEPENDENT AUDITORS

Unitholders and Board of Managers, Transamerica Occidental's Separate Account Fund B
Board of Directors, Transamerica Occidental Life Insurance Company


         We have audited the accompanying statement of assets and liabilities of Transamerica Occidental's Separate Account Fund B, including the portfolio of investments, as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights on page 9 of the Prospectus for each of the ten years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Occidental's Separate Account Fund B at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights on page 9 of the Prospectus for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.


Los Angeles, California
February 18, 1997






                                Ernst & Young LLP

                    Audited Consolidated Financial Statements



         Transamerica Occidental Life Insurance Company and Subsidiaries


                                December 31, 1996

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Audited Consolidated Financial Statements

December 31, 1996






Audited Consolidated Financial Statements

Report of Independent Auditors.............................  1
Consolidated Balance Sheet.................................  2
Consolidated Statement of Income...........................  3
Consolidated Statement of Shareholder's Equity.............  4
Consolidated Statement of Cash Flows.......................  5
Notes to Consolidated Financial Statements.................  6

2721:T-10
3/20/97




                                         REPORT OF INDEPENDENT AUDITORS



Board of Directors
Transamerica Occidental Life Insurance Company


We have audited the accompanying consolidated balance sheet of Transamerica Occidental Life Insurance Company and Subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Transamerica Occidental Life Insurance Company and Subsidiaries at December 31, 1996 and 1995, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.

As discussed in Note A, the Company changed its method of accounting for certain debt securities effective January 1, 1994.


                                ERNST & YOUNG LLP


February 12, 1997



TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEET


                                                                                       December 31
                                                                             1996                     1995
                                                                    ---------------------    -------------
                                                                                 (In thousands, except
                                                                                    for share data)
ASSETS

Investments:
   Fixed maturities available for sale                              $          26,980,676    $          25,997,403
   Equity securities available for sale                                           471,734                  307,881
   Mortgage loans on real estate                                                  716,669                  565,086
   Real estate                                                                     24,876                   38,376
   Policy loans                                                                   442,607                  426,377
   Other long-term investments                                                     66,686                   62,536
   Short-term investments                                                         135,726                  211,500
                                                                    ---------------------    ---------------------
                                                                               28,838,974               27,609,159
Cash                                                                               35,817                   49,938
Accrued investment income                                                         404,866                  394,008
Accounts receivable                                                               297,967                  174,266
Reinsurance recoverable on paid and unpaid losses                                 829,653                1,957,160
Deferred policy acquisitions costs                                              2,138,203                1,974,211
Other assets                                                                      256,382                  257,333
Separate account assets                                                         3,527,950                2,533,424
                                                                    ---------------------    ---------------------

                                                                    $          36,329,812    $          34,949,499
                                                                    =====================    =====================

LIABILITIES AND SHAREHOLDER'S EQUITY

Policy liabilities:
   Policyholder contract deposits                                   $          22,718,955    $          22,057,773
   Reserves for future policy benefits                                          5,275,149                5,245,233
   Policy claims and other                                                        502,331                  542,511
                                                                    ---------------------    ---------------------
                                                                               28,496,435               27,845,517

Income tax liabilities                                                            388,852                  587,801
Accounts payable and other liabilities                                            560,663                  534,866
Separate account liabilities                                                    3,527,950                2,533,424
                                                                    ---------------------    ---------------------
                                                                               32,973,900               31,501,608
Shareholder's equity:
   Common stock ($12.50 par value):
     Authorized--4,000,000 shares
     Issued and outstanding--2,206,933 shares                                      27,587                   27,587
   Additional paid-in capital                                                     335,619                  333,578
   Retained earnings                                                            2,467,406                2,171,412
   Foreign currency translation adjustments                                       (24,472)                 (23,618)
   Net unrealized investment gains                                                549,772                  938,932
                                                                    ---------------------    ---------------------
                                                                                3,355,912                3,447,891
                                                                    ---------------------    ---------------------

                                                                    $          36,329,812    $          34,949,499
                                                                    =====================    =====================

See notes to consolidated financial statements.


TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF INCOME




                                                                                 Year Ended December 31
                                                                        1996             1995             1994
                                                                  ---------------  ---------------  ----------
                                                                                     (In thousands)

Revenues:
   Premiums and other considerations                              $     1,798,034  $     1,811,888  $     1,430,019
   Net investment income                                                2,077,232    1,972,759            1,771,575
   Other operating revenue                                                      -                -           13,273
   Net realized investment gains                                           17,471           28,112           20,730
                                                                  ---------------  ---------------  ---------------
             TOTAL REVENUES                                             3,892,737        3,812,759        3,235,597


Benefits:
   Benefits paid or provided                                            2,714,841        2,587,468        2,116,125
   Increase in policy reserves and liabilities                             57,968          236,205          204,159
                                                                  ---------------  ---------------  ---------------
                                                                        2,772,809        2,823,673        2,320,284

Expenses:
   Amortization of deferred policy acquisition costs                      235,180          182,123          176,033
   Salaries and salary related expenses                                   158,699          145,681          133,591
   Other expenses                                                         224,084          200,339          190,500
                                                                  ---------------  ---------------  ---------------
                                                                          617,963          528,143          500,124
                                                                  ---------------  ---------------  ---------------
                                 TOTAL BENEFITS AND EXPENSES            3,390,772        3,351,816        2,820,408
                                                                  ---------------  ---------------  ---------------

             INCOME BEFORE INCOME TAXES                                   501,965          460,943          415,189

Provision for income taxes                                                164,685          149,647          143,491
                                                                  ---------------  ---------------  ---------------

                                                  NET INCOME      $       337,280  $       311,296  $       271,698
                                                                  ===============  ===============  ===============



See notes to consolidated financial statements.



TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY

                                                                                                                     Net
                                                                                                    Foreign      Unrealized
                                                                   Additional                      Currency      Investment
                                             Common Stock            Paid-in      Retained        Translation       Gains
                                          Shares        Amount       Capital      Earnings        Adjustments     (Losses)
                                                                (In thousands, except for share data)

Balance at January 1, 1994               2,206,933   $   27,587   $   319,279  $   1,689,534    $   (21,054)  $     63,582

   Cumulative effect of change in
     accounting for investments                                                                                    795,187
   Net income                                                                        271,698
   Dividends declared                                                                (40,000)
   Change in foreign currency
     translation adjustments                                                                         (7,293)
   Change in net unrealized
     investment gains (losses)                                                                                  (1,180,229)

Balance at December 31, 1994             2,206,933       27,587       319,279      1,921,232        (28,347)      (321,460)

   Net income                                                                        311,296
   Capital contributions from                                          14,299
     parent
   Dividends declared                                                                (61,116)
   Change in foreign currency
     translation adjustments                                                                          4,729
   Change in net unrealized
     investment gains (losses)                                                                                   1,260,392

Balance at December 31, 1995             2,206,933       27,587       333,578      2,171,412        (23,618)       938,932

   Net income                                                                        337,280
   Capital contributions from
     parent                                                             2,041
   Dividends declared                                                                (41,286)
   Change in foreign currency
     translation adjustments                                                                           (854)
   Change in net unrealized
     investment gains                                                                                             (389,160)

Balance at December 31, 1996             2,206,933   $   27,587   $   335,619  $   2,467,406    $   (24,472)  $    549,772
                                      ============   ==========   ===========  =============    ===========   ============



See notes to consolidated financial statements.


TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF CASH FLOWS


                                                                                     Year Ended December 31
                                                                           1996              1995               1994
                                                                     ---------------   ----------------   ----------
                                                                                        (In thousands)
OPERATING ACTIVITIES
   Net income                                                        $       337,280   $        311,296   $       271,698
   Adjustments to reconcile net income to net cash
     provided by operating activities:
       Changes in:
         Reinsurance recoverable                                             (73,328)          (466,669)         (290,926)
         Accounts receivable                                                (159,309)           (58,866)          (31,934)
         Policy liabilities                                                  949,108          1,273,723           804,296
         Other assets, accounts payable and other
           liabilities, and income taxes                                     (32,662)          (252,362)          133,499
       Policy acquisition costs deferred                                    (388,003)          (381,806)         (394,858)
       Amortization of deferred policy acquisition costs                     268,770            191,313           182,312
       Net realized gains on investment transactions                         (51,061)           (37,302)          (27,009)
       Other                                                                 (15,758)           (22,862)         (124,643)
                                                                     ---------------   ----------------   ---------------

                                            NET CASH PROVIDED BY
                                            OPERATING ACTIVITIES             835,037            556,465           522,435


INVESTMENT ACTIVITIES
   Purchases of securities                                                (7,362,635)        (5,667,539)       (9,354,375)
   Purchases of other investments                                           (334,895)          (330,503)         (143,771)
   Sales of securities                                                     5,064,780          3,587,367         4,607,572
   Sales of other investments                                                175,001            155,084           143,815
   Maturities of securities                                                  506,941            341,485         2,251,763
   Net change in short-term investments                                       75,774            (67,337)           38,597
   Other                                                                     (21,358)           (35,384)          (25,354)
                                                                     ---------------   ----------------   ---------------

                                                NET CASH USED BY
                                            INVESTING ACTIVITIES          (1,896,392)        (2,016,827)       (2,481,753)


FINANCING ACTIVITIES
   Additions to policyholder contract deposits                             6,260,653          5,151,428         4,434,726
   Withdrawals from policyholder contract deposits                        (5,173,419)        (3,624,044)       (2,419,915)
   Dividends paid to parent                                                  (40,000)           (60,000)          (40,000)
                                                                     ---------------   ----------------   ---------------

                                            NET CASH PROVIDED BY
                                            FINANCING ACTIVITIES           1,047,234          1,467,384         1,974,811
                                                                     ---------------   ----------------   ---------------

                                     INCREASE (DECREASE) IN CASH             (14,121)             7,022            15,493

Cash at beginning of year                                                     49,938             42,916            27,423
                                                                     ---------------   ----------------   ---------------

                                             CASH AT END OF YEAR     $        35,817   $         49,938   $        42,916
                                                                     ===============   ================   ===============



See notes to consolidated financial statements.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES


NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1996


NOTE A--SIGNIFICANT ACCOUNTING POLICIES

Business: Transamerica Occidental Life Insurance Company ("TOLIC") and its subsidiaries (collectively, the "Company"), engage in providing life insurance, pension and annuity products, reinsurance, structured settlements and investments, which are distributed through a network of independent and company-affiliated agents and independent brokers. The Company's customers are primarily in the United States and Canada.

Basis of Presentation: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles which differ from statutory accounting practices prescribed or permitted by regulatory authorities.

Use of Estimates: Certain amounts reported in the accompanying consolidated financial statements are based on the management's best estimates and judgment. Actual results could differ from those estimates.

New Accounting Standards: In June of 1996, the Financial Accounting Standards Board issued a new standard on accounting for transfers of financial assets, servicing of financial assets and extinguishment of liabilities. The Company must adopt the standard in 1997. The standard requires that a transfer of financial assets be accounted for as a sale only if certain specified conditions for surrender of control over the transferred assets exist. When adopted, the standard is not expected to have a material effect on the consolidated financial position or results of operations of the Company.

In 1996, the Company adopted the Financial Accounting Standards Board's new standard on accounting for the impairment of long-lived assets and for long-lived assets to be disposed of. The standard requires that an impaired long-lived asset be measured based on the fair value of the asset to be held and used or the fair value less cost to sell of the asset to be disposed of. There was no material effect on the consolidated financial position or results of operations of the Company.

In 1995, the Company adopted the Financial Accounting Standards Board's standard on accounting for impairment of loans, which requires that an impaired loan be measured based on the present value of expected cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent. There was no material effect on the consolidated financial position or results of operations of the Company.

In 1994, the Company adopted the Financial Accounting Standards Board's standard on accounting for certain investments in debt and equity securities which requires the Company to report at fair value, with unrealized gains and losses excluded from earnings and reported on an after tax basis as a separate component of shareholder's equity, its investments in debt securities for which the Company does not have the positive intent and ability to hold to maturity. Additionally, such unrealized gains and losses are considered in evaluating deferred policy acquisition costs, with any resultant adjustment also excluded from earnings and reported on an after tax basis in shareholder's equity. As of January 1, 1994, the impact of adopting the standard was to increase shareholder's equity by $795.2 million (net of deferred policy acquisition cost adjustment of $367.2 million and deferred taxes of $428.2 million) with no effect on net income.

Principles of Consolidation: The consolidated financial statements of the Company include the accounts of TOLIC and its subsidiaries, all of which operate primarily in the life insurance industry. TOLIC is a wholly owned subsidiary of Transamerica Insurance Corporation of California, which is a wholly owned subsidiary of Transamerica Corporation. All significant intercompany balances and transactions have been eliminated in consolidation.

Investments:  Investments are reported on the following bases:

       Fixed maturities--All debt securities, including redeemable preferred stocks, are classified as available for sale and carried at fair value. The Company does not carry any debt securities principally for the purpose of trading. Prepayments are considered in establishing amortization periods for premiums and discounts and amortized cost is further adjusted for other-than-temporary fair value declines. Derivative instruments are also reported as a component of fixed maturities and are carried at fair value if designated as hedges of securities available for sale or at amortized cost if designated as hedges of liabilities. See Note K - Financial Instruments.

       Equity securities available for sale (common and nonredeemable preferred stocks)--at fair value. The Company does not carry any equity securities principally for the purpose of trading.

       Mortgage  loans  on  real  estate--at   unpaid  balances,   adjusted  for
       amortization  of  premium  or  discount,   less  allowance  for  possible
       impairment.

       Real estate--Investment real estate that the Company intends to hold for the production of income is carried at depreciated cost less allowance for possible impairment. Properties held for sale, primarily foreclosed assets, are carried at the lower of depreciated cost or fair value less estimated selling costs.

       Policy loans--at unpaid balances.

       Other  long-term   investments--at  cost,  less  allowance  for  possible
impairment.

       Short-term investments--at cost, which approximates fair value.

Realized gains and losses on disposal of investments are determined generally on a specific identification basis. The Company reports realized gains and losses on investment transactions in the accompanying consolidated statement of income, net of the amortization of deferred policy acquisition costs when such amortization results from the realization of gains or losses other than as originally anticipated on the sale of investments associated with interest-sensitive products. Changes in fair values of fixed maturities available for sale and equity securities available for sale are included in net unrealized investment gains or losses after adjustment of deferred policy acquisition costs and reserves for future policy benefits, net of deferred income taxes, as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Deferred Policy Acquisition Costs (DPAC): Certain costs of acquiring new and renewal insurance contracts, principally commissions, medical examination and inspection report fees, and certain variable underwriting, issue and field office expenses, all of which vary with and are primarily related to the production of such business, have been deferred. DPAC for non-traditional life and investment-type products are amortized over the life of the related policies in relation to estimated future gross profits. DPAC for traditional life insurance products are amortized over the premium-paying period of the related policies in proportion to premium revenue recognized, using principally the same assumptions used for computing future policy benefit reserves. DPAC is adjusted as if unrealized gains or losses on securities available for sale were realized. Changes in such adjustments are included in net unrealized investment gains or losses on an after tax basis as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Separate Accounts: The Company administers segregated asset accounts for certain holders of universal life policies, variable annuity contracts, and other pension deposit contracts. The assets held in these Separate Accounts are invested primarily in fixed maturities, equity securities, other marketable securities, and short-term investments. The Separate Account assets are stated at fair value and are not subject to liabilities arising out of any other business the Company may conduct. Investment risks associated with fair value changes are borne by the contract holders. Accordingly, investment income and realized gains and losses attributable to Separate Accounts are not reported in the Company's results of operations.

Policyholder Contract Deposits: Non-traditional life insurance products include universal life and other interest-sensitive life insurance policies. Investment-type products include single and flexible premium deferred annuities, single premium immediate annuities, guaranteed investment contracts, and other group pension deposit contracts that do not have mortality or morbidity risk. Policyholder contract deposits on non-traditional life insurance and investment-type products represent premiums received plus accumulated interest, less mortality charges on universal life products and other administration charges as applicable under the contract. Interest credited to these policies ranged from 2.6% to 9.8% in 1996 and from 2.8% to 10% in 1995 and 1994.

Reserves for Future Policy Benefits: Traditional life insurance products primarily include those contracts with fixed and guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. The reserve for future policy benefits for traditional life insurance products has been provided on a net-level premium method based upon estimated investment yields, withdrawals, mortality, and other assumptions which were appropriate at the time the policies were issued. Such estimates are based upon past experience with a margin for adverse deviation. Interest assumptions range from 2.5% in earlier years to 11.25%. Reserves for future policy benefits are evaluated as if unrealized gains or losses on securities available for sale were realized and adjusted for any resultant premium deficiencies. Changes in such adjustments are included in net unrealized investment gains or losses on an after tax basis as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Foreign Currency Translation: The effect of changes in exchange rates in translating the foreign subsidiary's financial statements is accumulated as a separate component of shareholder's equity, net of applicable income taxes. Aggregate transaction adjustments included in income were not significant for 1996, 1995, or 1994.

Recognition of Revenue and Costs: Traditional life insurance contract premiums are recognized as revenue over the premium-paying period, with reserves for future policy benefits established from such premiums.

Revenues for universal life and investment products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed against policyholder account balances during the period. Expenses related to these products consist of interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.

Claim reserves include provisions for reported claims and claims incurred but not reported.

Reinsurance: Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Yearly renewable term reinsurance is accounted for the same as direct business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. The ceded amounts related to policy liabilities have been reported as an asset.

In 1996, the receivables and payables under certain modified coinsurance arrangements are presented on a net basis to the extent that such receivables and payables are with the same ceding company.

Income Taxes: TOLIC and its domestic subsidiaries are included in the consolidated federal income tax returns filed by Transamerica Corporation, which by the terms of a tax sharing agreement generally requires TOLIC to accrue and settle income tax obligations in amounts that would result from filing separate tax returns with federal taxing authorities.

Deferred income taxes arise from temporary differences between the bases of assets and liabilities for financial reporting purposes and income tax purposes, based on enacted tax rates in effect for the years in which the temporary differences are expected to reverse.

Fair Values of Financial Instruments: Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded and private placements, fair values are estimated using values obtained from independent pricing services. Fair values for derivative instruments, including off-balance-sheet instruments, are estimated using values obtained from independent pricing services.

Fair values for equity securities are based on quoted market prices.

Fair values for mortgage loans on real estate and policy loans are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for calculation purposes.

The carrying amounts of short-term investments, cash, and accrued investment income approximate their fair value.

Fair values for liabilities under investment-type contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered by similar contracts with maturates consistent with those remaining for the contracts being valued. The liabilities under investment-type contracts are included in policyholder contract deposits in the accompanying consolidated balance sheet.

NOTE B--INVESTMENTS

The cost and fair value of fixed maturities available for sale and equity securities are as follows (in thousands):

                                                                         Gross             Gross
                                                                      Unrealized        Unrealized            Fair
                                                       Cost              Gain              Loss               Value
December 31, 1996

   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies                   $        288,605  $         25,118  $          1,628   $        312,095
   Obligations of states and political
     subdivisions                                         258,596             8,508               538            266,566
   Foreign governments                                    110,283             4,479               520            114,242
   Corporate securities                                15,171,041           779,904           108,999         15,841,946
   Public utilities                                     4,462,063           203,604            35,769          4,629,898
   Mortgage-backed securities                           5,548,067           252,094            56,293          5,743,868
   Redeemable preferred stocks                             66,856            10,281             5,076             72,061
                                                 ----------------  ----------------  ----------------   ----------------

                      Total fixed maturities     $     25,905,511  $      1,283,988  $        208,823   $     26,980,676
                                                 ================  ================  ================   ================

   Equity securities                             $        199,494  $        281,418  $          9,178   $        471,734
                                                 ================  ================  ================   ================

December 31, 1995

   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies                   $         92,958  $          6,840                     $         99,798
   Obligations of states and political
     subdivisions                                         229,028             7,832  $            572            236,288
   Foreign governments                                    109,632             9,068                 -            118,700
   Corporate securities                                11,945,631         1,126,903            30,581         13,041,953
   Public utilities                                     4,338,637           390,237             2,909          4,725,965
   Mortgage-backed securities                           7,277,976           487,190            15,092          7,750,074
   Redeemable preferred stocks                             21,372             3,757               504             24,625
                                                 ----------------  ----------------  ----------------   ----------------

                      Total fixed maturities     $     24,015,234  $      2,031,827  $         49,658   $     25,997,403
                                                 ================  ================  ================   ================

   Equity securities                             $        150,968  $        163,264  $          6,351   $        307,881
                                                 ================  ================  ================   ================


The cost and fair value of fixed maturities available for sale at December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities  because  borrowers may have the right to call or prepay  obligations with or without call or prepayment penalties (in thousands):
                                                                                             Fair
                                                                          Cost               Value
     Maturity

     Due in 1997                                                    $        482,813   $        511,576
     Due in 1998-2001                                                      3,688,424          3,761,584
     Due in 2002-2006                                                      4,725,231          4,839,666
     Due after 2006                                                       11,394,120         12,051,921
                                                                    ----------------   ----------------
                                                                          20,290,588         21,164,747
     Mortgage-backed securities                                            5,548,067          5,743,868
     Redeemable preferred stock                                               66,856             72,061
                                                                    ----------------   ----------------

                                                                    $     25,905,511   $     26,980,676
                                                                    ================   ================

The components of the carrying value of real estate are as follows (in thousands):

                                                                          1996               1995
                                                                    ---------------    ----------

     Investment real estate                                         $         22,814   $        27,095
     Properties held for sale                                                  2,062            11,281
                                                                    ----------------   ---------------

                                                                    $         24,876   $        38,376
                                                                    ================   ===============

As of December 31, 1996, the Company held a total investment in one issuer, other than the United States Government or a Unites States Government agency or authority, which exceeded 10% of total shareholder's equity as follows (in thousands) (See Note H.):

 Name of Issuer                             Carrying Value

 Transamerica Corporation                   $           613,922

The carrying value of those assets that were on deposit with public officials in compliance with regulatory requirements was $20.8 million at December 31, 1996.


Net investment income (expense) by major investment category is summarized as follows (in thousands):

                                                              1996               1995              1994

     Fixed maturities                                   $      2,005,764   $      1,904,519  $      1,705,618
     Equity securities                                             5,458              3,418             5,587
     Mortgage loans on real estate                                58,165             40,702            40,030
     Real estate                                                  (7,435)             3,209             5,024
     Policy loans                                                 27,012             25,641            24,614
     Other long-term investments                                     978              2,353             7,173
     Short-term investments                                       10,616             13,286             9,689
                                                        ----------------   ----------------  ----------------
                                                               2,100,558          1,993,128         1,797,735
     Investment expenses                                         (23,326)           (20,369)          (26,160)
                                                        ----------------   ----------------  ----------------

                                                        $      2,077,232   $      1,972,759  $      1,771,575
                                                        ================   ================  ================

Significant components of net realized investment gains are as follows (in thousands):

                                                              1996               1995              1994
                                                        ----------------   ----------------  ----------

     Net gains on disposition of investments in:
          Fixed maturities                              $         40,967   $         52,889  $          7,181
          Equity securities                                       15,750              5,637            32,374
          Other                                                    3,424              2,327             2,546
                                                        ----------------   ----------------  ----------------
                                                                  60,141             60,853            42,101
     Provision for impairment                                     (9,080)           (23,551)          (15,092)
     Accelerated amortization of DPAC                            (33,590)            (9,190)           (6,279)
                                                        ----------------   ----------------  ----------------

                                                        $         17,471   $         28,112  $         20,730
                                                        ================   ================  ================

The components of net gains on disposition of investment in fixed maturities are as follows (in thousands):
                                                              1996               1995              1994

     Gross gains                                        $         74,817   $         61,504  $         46,702
     Gross losses                                                (33,850)            (8,615)          (39,521)
                                                        ----------------   ----------------  ----------------

                                                        $         40,967   $         52,889  $          7,181
                                                        ================   ================  ================

Proceeds from disposition of investment in fixed maturities available for sale were $5,476.1 million in 1996, $3,802.6 million in 1995 and $6,737.7 million in 1994.


The costs of certain  investments have been reduced by the following  allowances for impairment in value (in thousands):
                                                                               December 31
                                                                         1996               1995
                                                                  ----------------   -----------

     Fixed maturities                                             $         54,160   $         71,429
     Mortgage loans on real estate                                          22,654             21,516
     Real estate                                                             9,146             16,207
     Other long-term investments                                            11,025             11,025
                                                                  ----------------   ----------------

                                                                  $         96,985   $        120,177
                                                                  ================   ================

The  components  of  net  unrealized   investment   gains  in  the  accompanying
consolidated balance sheet are as follows (in thousands):
                                                                               December 31
                                                                         1996              1995
                                                                  ----------------   ----------
     Unrealized gains on investment in:
        Fixed maturities                                          $      1,075,165   $     1,982,169
        Equity securities                                                  272,240           156,913
                                                                  ----------------   ---------------
                                                                         1,347,405         2,139,082
     Fair value adjustments to:
        DPAC                                                              (306,602)         (355,571)
        Reserves for future policy benefits                               (195,000)         (339,000)
                                                                  ----------------   ---------------
                                                                          (501,602)         (694,571)
     Related deferred taxes                                               (296,031)         (505,579)
                                                                  ----------------   ---------------

                                                                  $        549,772   $       938,932
                                                                  ================   ===============



NOTE C--DEFERRED POLICY ACQUISITION COSTS (DPAC)

Significant components of changes in DPAC are as follows (in thousands):

                                                                 1996               1995              1994
                                                          -----------------  ----------------  -----------

     Balance at beginning of year                         $      1,974,211   $      2,480,474  $      1,929,332

        Cumulative effect of change in
          accounting for investments                                     -                  -          (367,154)
        Amounts deferred:
          Commissions                                              290,512            298,698           305,858
          Other                                                     97,491             83,108            89,000
        Amortization attributed to:
          Net gain on disposition of investments                   (33,590)            (9,190)           (6,279)
          Operating income                                        (235,180)          (182,123)         (176,033)
        Fair value adjustment                                       48,969           (706,915)          718,498
        Foreign currency translation adjustment                     (4,210)            10,159           (12,748)
                                                          ----------------   ----------------  ----------------

     Balance at end of year                               $      2,138,203   $      1,974,211  $      2,480,474
                                                          ================   ================  ================


NOTE D--POLICY LIABILITIES

Components of policyholder contract deposits are as follows (in thousands):

                                                                                 December 31
                                                                           1996               1995
                                                                    ----------------   -----------

     Liabilities for investment-type products                       $    18,126,119    $    17,948,652
     Liabilities for non-traditional life insurance
        products                                                          4,592,836          4,109,121
                                                                    ---------------    ---------------

                                                                    $    22,718,955    $    22,057,773
                                                                    ===============    ===============

Reserves for future policy benefits were evaluated as if the unrealized gains on securities available for sale had been realized and adjusted for resultant premium deficiencies by $195 million as of December 31, 1996 and $339 million as of December 31, 1995.

NOTE E--INCOME TAXES

Components of income tax liabilities are as follows (in thousands):

                                                                                 December 31
                                                                           1996               1995
                                                                    ----------------   -----------

     Current tax liabilities (receivables)                          $        (13,752)  $         35,689
     Deferred tax liabilities                                                402,604            552,112
                                                                    ----------------   ----------------

                                                                    $        388,852   $        587,801
                                                                    ================   ================

Significant components of deferred tax liabilities (assets) are as follows (in thousands):

                                                                                 December 31
                                                                           1996               1995
                                                                    ----------------   -----------

     Deferred policy acquisition costs                              $        726,011   $        696,728
     Unrealized investment gains                                             296,031            505,579
     Life insurance policy liabilities                                      (578,823)          (601,875)
     Provision for impairment of investments                                 (33,945)           (42,062)
     Other-net                                                                (6,670)            (6,258)
                                                                    ----------------   ----------------

                                                                    $        402,604   $        552,112
                                                                    ================   ================

The Company offsets all deferred tax assets and liabilities and presents them in a single amount in the consolidated balance sheet.

Components of provision for income taxes are as follows (in thousands):



                                                                 1996               1995              1994
                                                          -----------------  ----------------  -----------

     Current tax expense                                  $         99,692   $       115,614   $       204,087
     Deferred tax expense (benefit):
        Domestic                                                    55,261            21,784           (69,490)
        Foreign                                                      9,732            12,249             8,894
                                                          ----------------   ---------------   ---------------

                                                          $        164,685   $       149,647   $       143,491
                                                          ================   ===============   ===============






NOTE E--INCOME TAXES (Continued)

The differences between federal income taxes computed at the statutory rate and the provision for income taxes as reported are as follows (in thousands):

                                                                     1996              1995              1994
                                                              ----------------  ----------------   ----------

     Income before income taxes:
       Income from U.S. operations                            $       474,160   $       425,946    $       389,778
       Income from foreign operations                                  27,805            34,997             25,411
                                                              ---------------   ---------------    ---------------
                                                                      501,965           460,943            415,189
     Tax rate                                                              35%               35%                35%
                                                              ---------------   ---------------    ---------------
     Federal income taxes at statutory rate                           175,688           161,330            145,316
     Income not subject to tax                                         (2,262)             (685)              (910)
     Low income housing credits                                        (8,175)           (3,137)              (902)
     Other, net                                                          (566)           (7,861)               (13)
                                                              ---------------   ---------------    ---------------

                                                              $       164,685   $       149,647    $       143,491
                                                              ===============   ===============    ===============


Low income housing credits are recognized over the productive life of acquired assets. In 1995, the Company recognized a $4.4 million tax benefit related to the favorable settlement of a prior year tax matter.

Under the Life Insurance Company Income Tax Act of 1959, a portion of "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The balance in this account was frozen at December 31, 1983 pursuant to the Deficit Reduction Act of 1984. This amount becomes subject to tax when it exceeds a certain maximum or when cash dividends are paid therefrom. The policyholders' surplus account balance at December 31, 1996 was $138 million. At December 31, 1996, $1,950 million was available for payment of dividends without such tax consequences. No income taxes have been provided on the policyholders' surplus account since the conditions that would cause such taxes are remote.

Income taxes of $149.1 million, $153.3 million and $195.4 million were paid principally to the Company's parent in 1996, 1995 and 1994, respectively.


NOTE F--REINSURANCE

The Company is involved in both the cession and assumption of reinsurance with other companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses, however, the Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance agreements.


The components of the Company's life insurance in force and premiums and other considerations are summarized as follows (in thousands):

                                                              Ceded to              Assumed
                                         Direct                 Other             from Other               Net
                                         Amount               Companies            Companies             Amount
1996
   Life insurance in force,
     at end of year               $        220,162,932  $       195,158,214  $       201,560,322  $       226,565,040
                                  ====================  ===================  ===================  ===================

   Premiums and other
     considerations               $          1,702,975  $         1,033,201  $         1,128,260  $         1,798,034
                                  ====================  ===================  ===================  ===================

   Benefits paid or
     provided                     $          2,922,967  $         1,112,561  $           904,435  $         2,714,841
                                  ====================  ===================  ===================  ===================

1995
   Life insurance in force,
     at end of year               $        206,722,573  $       116,762,869  $       174,193,592  $       264,153,296
                                  ====================  ===================  ===================  ===================

   Premiums and other
     considerations               $          1,857,439  $         1,079,303  $         1,033,752  $         1,811,888
                                  ====================  ===================  ===================  ===================

   Benefits paid or
     provided                     $          2,803,213  $         1,065,545  $           849,800  $         2,587,468
                                  ====================  ===================  ===================  ===================

1994
   Life insurance in force,
     at end of year               $        191,884,093  $       115,037,553  $       158,882,366  $       235,728,906
                                  ====================  ===================  ===================  ===================

   Premiums and other
     considerations               $          1,085,555  $           689,615  $         1,034,079  $         1,430,019
                                  ====================  ===================  ===================  ===================

   Benefits paid or
     provided                     $          2,338,370  $           867,341  $           645,096  $         2,116,125
                                  ====================  ===================  ===================  ===================


NOTE G--PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

Substantially all employees of the Company are covered by noncontributory defined pension benefit plans sponsored by the Company and the Retirement Plan for Salaried Employees of Transamerica Corporation and Affiliates. Pension benefits are based on the employee's compensation during the highest paid 60 consecutive months during the 120 months before retirement. Annual contributions to the plans generally include a provision for current service costs plus amortization of prior service costs over periods ranging from 10 to 30 years. Assets of the plans are invested principally in publicly traded stocks and bonds.

The Company's total pension costs (benefits) recognized for all plans were $(3.1) million in 1996, $2.5 million in 1995 and $4.9 million in 1994, of which $(3.7) million in 1996, $2.0 million in 1995 and $4.7 million in 1994, respectively, related to the plan sponsored by Transamerica Corporation. The plans sponsored by the Company are not material to the consolidated financial position of the Company.

The Company also participates in various contributory defined benefit programs sponsored by Transamerica Corporation that provide medical and certain other benefits to eligible retirees. Postretirement benefit costs charged to income were not significant in 1996, 1995 and 1994.


NOTE H--RELATED PARTY TRANSACTIONS

The Company has various transactions with Transamerica Corporation and certain of its other subsidiaries in the normal course of operations. These transactions include premiums received for employee benefit services (none in 1996 and 1995, and $5.5 million in 1994), loans and advances, investments in a money market fund managed by an affiliated company, rental of space, and other specialized services. At December 31, 1996, pension funds administered for these related companies aggregated $1,067.9 million and the investment in an affiliated money market fund, included in short-term investments, was $44.6 million.

During 1996, The Company transferred certain below investment grade bonds with an aggregate book value of $424.9 million, including an aggregate interest receivable of $9.6 million, to a special purpose subsidiary of Transamerica Corporation in exchange for assets with a fair value of $438.9 million, comprised of collateralized higher-rated bond obligations of $413.9 million issued by the special purpose subsidiary and cash of $25 million. The excess of fair value of the consideration received over the book value of the bonds transferred is included in net realized investment gains.

During 1995, the Company transferred real estate with an aggregate book value of $27.7 million to an affiliate within the Transamerica Corporation group of consolidated companies in exchange for assets with a fair value of $49.7 million, comprising mortgage loans of $35.1 million and cash of $14.6 million. The excess of fair value of the consideration received over the book value of the real estates transferred, net of related tax payable to the parent, is included as a capital contribution.

Included in the investment in fixed maturities available for sale is a note receivable from Transamerica Corporation of $200 million. The note receivable matures in 2013 and bears interest at 7%.


NOTE I--REGULATORY MATTERS

TOLIC and its insurance subsidiaries are subject to state insurance laws and regulations, principally those of TOLIC and each subsidiary's state of incorporation. Such regulations include the risk-based capital requirement and the restriction on the payment of dividends. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of 10% of the Company's statutory capital and surplus as of the preceding year end or the Company's statutory net income from operations for the preceding year. The insurance department of the domiciliary state recognizes these amounts as determined in conformity with statutory accounting practices prescribed or permitted by the insurance department, which vary in some respects from generally accepted accounting principles. The Company's statutory net income and statutory capital and surplus which are represented by TOLIC's net income and capital and surplus are summarized as follows (in thousands):

                                                      1996                  1995                  1994
                                              -------------------   -------------------   ------------

     Statutory net income                     $           112,296    $           131,607   $           175,850
     Statutory capital and surplus, at
        end of year                                     1,249,045              1,115,691               947,164


NOTE J-COMMITMENTS AND CONTINGENCIES

The Company issues synthetic guaranteed investment contracts which guaranty, in exchange for a fee, the liquidity of pension plans to pay certain qualified benefits if other sources of plan liquidity are exhausted. Unlike traditional guaranteed investment contracts, the plan sponsor retains the credit risk in a synthetic contract while the Company assumes some limited degree of interest rate risk. To minimize the risk of loss, the Company underwrites these contracts based on plan sponsor agreement, at the inception of the contract, on investment guidelines to be followed, including overall portfolio credit and maturity requirements. Adherence to these investment requirements is monitored regularly by the Company. At December 31, 1996, commitments to maintain liquidity for benefit payments on notional amounts of $1.9 billion were outstanding compared to $620 million at December 31, 1995.

The Company is subject to mandatory assessments by state guaranty funds to cover losses to policyholders of those insurance companies that are under regulatory supervision. Certain states allow such assessments to be used to reduce future premium taxes. The Company estimates and recognizes its obligation for guaranty fund assessments, net of premium tax deductions, based on the survey data provided by National Organization of Life and Health Insurance Guaranty Associations. At December 31, 1996 and 1995, the estimated exposures and the resultant accruals recorded were not material to the consolidated financial position or results of operations of the Company.

Substantially all leases of the Company are operating leases principally for the rental of real estate. Rental expenses for equipment and properties were $20.6 million in 1996, $25.3 million in 1995, and $16.3 million in 1994. The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 1996 (in thousands):

 Year ending December 31:
             1997              $           15,633
             1998                          14,688
             1999                          13,593
             2000                          12,029
             2001                          11,865
         Later years                       58,997

                               $          126,805
                               ==================

The Company is a defendant in various legal actions arising from its operations. These include legal actions similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, the Company and plaintiffs' counsel are working toward a settlement. Any such proposed settlement is subject to significant contingencies, including approval by the court. The lawsuit may proceed if such contingencies are not satisfied. In the opinion of TOLIC, any ultimate liability which might result from such litigation would not have a materially adverse effect on the consolidated financial position of TOLIC or the results of its operations.

NOTE K--FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of financial instruments are as follows (in thousands):


                                                                                    December 31
                                                      -----------------------------------------
                                                                      1996                                1995
                                                      -----------------------------------    -----------------
                                                           Carrying             Fair           Carrying            Fair
                                                             Value              Value            Value             Value
Financial Assets:
   Fixed maturities available for sale                 $    26,980,676   $    26,980,676   $    25,997,403   $    25,997,403
   Equity securities available for sale                        471,734           471,734           307,881           307,881
   Mortgage loans on real estate                               716,669           770,122           565,086           671,835
   Policy loans                                                442,607           416,396           426,377           408,088
   Short-term investments                                      135,726           135,726           211,500           211,500
   Cash                                                         35,817            35,817            49,938            49,938
   Accrued investment income                                   404,866           404,866           394,008           394,008

Financial Liabilities:
   Liabilities for investment-type contracts:
     Single and flexible premium
       deferred annuities                                    6,962,501         6,400,632         8,080,139         7,518,211
     Single premium immediate annuities                      4,115,047         4,476,968         4,123,954         4,677,652
     Guaranteed investment contracts                         3,153,769         3,207,342         2,958,850         2,998,047
     Other deposit contracts                                 3,894,802         3,913,046         2,785,709         2,848,301

Off-balance-sheet assets (liabilities):
   Interest rate swap agreements designated
     as hedges of liabilities in a:
       Receivable position                                           -            43,916                 -            20,888
       Payable position                                              -            (5,485)                -            (3,086)




The Company enters into various interest rate agreements in the normal course of business, primarily as a means of managing its interest rate exposure in connection with asset and liability management.

Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded on an accrual basis as a component of benefits paid or provided. While the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate.

Interest rate floor and cap agreements generally provide for the receipt of payments in the event the average interest rates during a settlement period fall below specified levels under interest rate floor agreements or rise above specified levels under interest rate cap agreements. A swaption generally provides for an option to enter into an interest rate swap agreement in the event of unfavorable interest rate movements. These agreements generally require upfront premium payments. The costs of swaptions and interest rate floor and cap agreements are amortized over the contractual periods and resulting amortization expenses are included in net investment income. Any conditional receipts under these agreements are recorded on an accrual basis as a component of net investment income if designated as hedges of financial assets or as a component of benefits paid or provided if designated as hedges of financial liabilities.

Gains or losses on terminated interest rate agreements are deferred and amortized over the remaining life of the underlying assets or liabilities being hedged.


The  information  on  derivative   instruments  is  summarized  as  follows  (in
thousands):

                                                                         Aggregate         Weighted
                                                                         Notional           Average
                                                                          Amount          Fixed Rate        Fair Value
December 31, 1996
   Interest rate swap  agreements  designated as hedges of securities  available for sale, where TLC pays:
       Fixed rate interest                                          $        270,035          6.73%     $         1,511
       Floating rate interest                                                250,905          6.77%               5,877
       Floating rate interest based on one index and
         receives floating rate interest based on
         another index                                                       326,644          -                  (9,359)
   Interest rate swap agreements designated as
     hedges of financial liabilities, where TLC pays
       Fixed rate interest                                                    60,000          4.39%                 333
       Floating rate interest                                              1,710,716          6.11%              37,655
       Floating rate interest based on one index and
         receives floating rate interest based on
         another index                                                        58,585          -                     443
   Interest rate floor agreements                                            560,500          6.46%              19,287
   Swaptions                                                               8,327,570          4.50%              54,198
   Others                                                                    108,745          -                  19,607

December 31, 1995
   Interest rate swap  agreements  designated as hedges of securities  available for sale, where TLC pays:
       Fixed rate interest                                          $        235,173          7.99%     $        (9,307)
       Floating rate interest                                                140,000          5.65%                 137
       Floating rate interest based on one index and
         receives floating rate interest based on
         another index                                                        65,000          -                     242
   Interest rate swap agreements designated as
     hedges of financial liabilities, where TLC pays:
       Fixed rate interest                                                    60,000          4.39%                 741
       Floating rate interest                                                934,678          6.17%              17,169
       Floating rate interest based on one index and
         receives floating rate interest based on
         another index                                                       152,000          -                    (108)
   Interest rate floor agreements                                            560,500          6.46%              35,820
   Interest rate cap agreements                                              250,000          5.93%                 792
   Swaptions                                                               1,267,140          5.52%              53,040
   Others                                                                    100,000          -                   2,500


Generally, notional amounts indicate the volume of transactions and estimated fair values indicate the amounts subject to credit risk.

Activities with respect to the notional amounts are summarized as follows (in thousands):

                                             Beginning                                                             End
                                              of Year         Additions       Maturities     Terminations     of Year
1996:
   Interest rate swap agreements
     designated as hedges of
     securities available for sale        $      440,173   $      566,023   $      143,554  $     15,058   $        847,584
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                1,146,678        1,887,348        1,103,525            101,200   1,829,301
   Interest rate floor agreements         560,500          -                -                          -   560,500
   Interest rate cap agreements           250,000          -                250,000                    -   -
   Swaptions                                   1,267,140        7,170,000          109,570             -          8,327,570
   Others                                        100,000            8,745                -             -            108,745
                                          --------------   --------------   --------------  ------------   ----------------

                                          $    3,764,491   $    9,632,116   $    1,606,649  $    116,258   $11,673,700
                                          ==============   ==============   ==============  ============   ===========
1995:
   Interest rate swap agreements
     designated as hedges of
     securities available for sale        $      274,777   $      246,790   $       59,947  $     21,447   $        440,173
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                601,545          1,035,910        460,777               30,000   1,146,678
   Interest rate floor agreements         560,500          -                -                          -   560,500
   Interest rate cap agreements           100,000          250,000          100,000                    -   250,000
   Swaptions                              100,000               1,167,140                -             -          1,267,140
   Others                                        100,000                -                -             -            100,000
                                          --------------   --------------   --------------  ------------   ----------------

                                          $    1,736,822   $    2,699,840   $      620,724  $     51,447   $      3,764,491
                                          ==============   ==============   ==============  ============   ================
1994:
   Interest rate swap agreements
     designated as hedges of
     securities available for sale        $      153,000   $      121,777                                  $        274,777
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                210,000                 391,545                                  601,545
   Interest rate floor agreements         400,000          160,500                                         560,500
   Interest rate cap agreements           -                100,000                                         100,000
   Swaptions                                           -          100,000                                           100,000
   Others                                        100,000                -                                           100,000
                                          --------------   --------------   --------------  ------------   ----------------

                                          $      863,000   $      873,822   $            -  $          -   $      1,736,822
                                          ==============   ==============   ==============  ============   ================

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of temporary cash investments, fixed maturities and mortgage loans on real estate. The Company places its temporary cash investments with high credit quality financial institutions. Concentrations of credit risk with respect to investments in fixed maturities and mortgage loans on real estate are limited due to the large number of such investments and their dispersion across many different industries and geographic areas. At December 31, 1996, the Company had no significant concentration of credit risk.


NOTE L--OTHER OPERATING REVENUE

In 1994, the Company disposed of an investment in an affiliate which had been accounted for under the equity method. Total consideration of $23.3 million was received from the sale, resulting in income of $13.3 million.

                                OTHER INFORMATION


Item 28.  Financial Statements and Exhibits

(a)  Financial Statements:

Registrant
  Included in Part B

          All required financial statements are hereby incorporated by reference to the Annual Report to shareholders filed in accordance with Rule 30d-1 of the Investment Company Act of 1940. (File No. 2- 34221) March 5, 1997.

Transamerica Occidental Life Insurance Company and Subsidiaries
  Included in Part B
          Report of Independent Auditors

          Consolidated Balance Sheet, December 31, 1996
          Consolidated Statement of Income, Three years ended December 31, 1996 Consolidated Statement of Shareholder's Equity, Three years ended
            December 31, 1996
          Consolidated Statement of Cash Flows, Three years ended
            December 31, 1996

          Notes to Financial Statements

(b)  Exhibits:

Exhibit
Number                                           Description of Document*

 1                Resolutions of Board of Directors of Transamerica Occidental
 Life Insurance Company creating
  ----------------
                  Registrant.
 2(i)             Rules and Regulations of Registrant.
 2(ii)           Rules and Regulations of Registrant, as amended April 27, 1989.
 3 Form of Custodian Agreement between Registrant, Transamerica Occidental Life Insurance Company and Boston Safe Deposit and Trust Company of California.**
4(a) Form of Agreement between Transamerica Occidental Life Insurance Company and Registrant
             entitled "Investment Services Agreement" and dated January 1, 1981.
 4(b)             Revised Form of Agreement between Transamerica Occidental Life
                  Insurance Company and Registrant entitled "Investment Advisory
                  Agreement" and dated April 20, 1971.
 5                Form of Agreement between  Transamerica  Financial  Resources,
                  Inc.,  Transamerica  Occidental  Life  Insurance  Company  and
                  Registrant  entitled  "Marketing  Agreement" and dated July 1,
                  1969.
 6                Contracts:
 6(i)               Annual Deposit Individual Equity Investment Fund Contract.
 6(ii)              Single Deposit Individual Equity Investment Fund Contract
to provide a deferred Variable
                    Annuity.
6(iii)              Single Deposit Individual Equity Investment Fund Contract
to provide an immediate Variable
                    Annuity.
 6(iv)              Endorsement to Immediate Annuity Contracts--changes
definition of Valuation Date.
 6(v)               Endorsement to Annuity Contracts issued in connection with
 408 Plans.

Exhibit
Number                                       Description of Document*

 6(vi)              Endorsement to Annual Deposit and Deferred Annuity Contracts
 issued in connection with
                    403(b) and H.R.  10 Plans.
 6(vii)             Endorsement to define the term "Deposit" in some Contracts to mean "Purchase Payment."
 6(viii)            Endorsement to modify definition of "Valuation Period."
 6(ix)             Deposit Continuation on Total and Permanent Disability Rider.
 6(x)               Endorsement for State of Michigan to define investment
factors filed as part of this
                    Registration Statement.
 6(xi)              Disclosure document used in the sale of Individual
Retirement Annuity Contracts.
 6(xii)             TSA Compliance Endorsement (form 1-00720-188).
 6(xiii)            TSA Compliance Endorsement-PA (form 1-00720-188PA).
 7(i)               Application for Individual Equity Investment Fund Contracts.
 7(ii)              Revised Application for Individual Equity Investment Fund
Contracts.
 8                Resolutions of the Board of Directors of Transamerica
Occidental Life Insurance Company
                  adopting Rules and Regulations of Registrant and electing the first Board of Managers of
                  Registrant.
 9                Not applicable.
10                Not applicable.
11                Prototype Plan documents.
12                Opinion and Consent of Counsel.
13                Consent of Independent Auditors.**
14                Not Applicable.
15                Letter from Transamerica Occidental regarding its investment in the Fund.
16(i)             Power of Attorney.

16(ii)            Power of Attorney.
16(iii)           Power of Attorney.
16(iv)            Power of Attorney.
16(v)             Power of Attorney.
16(vi)            Power of Attorney.
16(vii)           Power of Attorney.**
16(viii)          Power of Attorney.**

17(i)             Acknowledgement of Restrictions on Redemptions Imposed by
 I.R.C.  Section 403(b).
17(ii)            Acknowledgement of Restrictions on Redemptions Imposed by
the I.R.C.  and Texas
                  Educational Code.
18                Representation of Reliance Upon No-Action Letter Regarding
 I.R.C.  Section 403(b).
27                Financial Data Schedule.**
----------------------

                  *With the exception of Exhibits 2(ii), 4(b), 6(iv), (v), (vi),
                  (vii), (viii), (ix), (xii), (xiii),  7(ii), 12, 13, 15, 16(i),
                  17(i), (ii) and 18 these are exhibits to Registrant's Registration Statement on Form N-8B-1 and were formerly numbered 1(a), (b), 2, 4(a)(i) I, II, III, 4(a)(ii), 5, 6, 8 and 13, are incorporated herein by reference.  Exhibits 6(iv),
                  (v), (vi), (vii), (viii), 6(x), 7(i), (ii), (iii), 12 formerly numbered 1(d)(i) V, VI, VII, VIII, IX, 8, 6, 7, 5, 3 and 9 respectively, have been previously filed as exhibits to Registrant's Registration Statement on Form S-5 and are
                  incorporated herein by Reference. Exhibits 4(a), 4(b), 5, 6(i), (ii), (iii), (iv), (v), (vi), (vii), (viii), (ix), (x),
                  (xi), 7(i), 7(ii), 8, 11, 12, 13, 14 and 15, formerly 8, 5(a),
                  5(b), 6, 4(a)(i), (ii), (iii), (iv), (v), (vi), (vii), (viii),
                  (ix), (x), (xi), 4(b)(i), 4(b)(ii), 1(b), 14, 10(a), 10(b), 11
                  and 12, respectively, have been previously filed as exhibits to the Registrant's Registration Statement on Form N-1 and are incorporated herein by reference. Exhibit 16(ii) is incorporated by reference herein from Exhibit 7(b) of Registration File #33-28107, filed on April 14, 1989 on behalf of Transamerica Occidental Life Insurance Company and Separate Account VL of Transamerica Occidental Life Insurance Company.
                  Exhibit  16(iii) is  incorporated  by  reference  herein  from
                  Exhibit 14(d) of Registration File #33-49998 filed in April 1993 on behalf of Transamerica Occidental Life Insurance Company and Separate Account VA-2L of Transamerica Occidental Life Insurance Company. Exhibits 16(v) and (vi) are incorporated by reference to the likenumbered Exhibits to Post-Effective Amendment No. 43 to this Registration Statement on Form N-3 (April 25, 1996).

                  **Filed herewith.

Items 29 and 33.
Directors and Officers of the Company and Business and other connections of the Investment Adviser.

          The names of Directors and Executive Officers of the Company, their positions and offices with the Company, and their other affiliations are as follows. The address of Directors and Executive Officers is 1150 South Olive Street, Los Angeles, California 90015-2211, unless indicated by asterisk.

                                                                                   Other business and business
                                                                                 address, profession, vocation or
employment of a substantial                                                                               nature engaged
in for
                                                        Position and              his own account during last two
Name and Principal            Position and Offices      Offices with          fiscal years or as director, officer,
Business Address                with the Company         Registrant                employee, partner or trustee


Robert Abeles                    Director, Executive        None                      None
                                 Vice President and
                                 Chief Financial Officer


Thomas J. Cusack                 Director, President        None                      *Executive Vice President
                                 and Chief Executive                                   of Transamerica
                                 Officer                                               Corporation


James W. Dederer                 Director, Executive        None                      None
                                 Vice President, General
                                 Counsel and Corporate
                                 Secretary

John A. Fibiger                  Director and Chairman      None                      None


Richard H. Finn                  Director                   None                      *Executive Vice President
                                                                                      of Transamerica
                                                                                      Corporation; Director,
                                                                                      President and Chief
                                                                                      Executive Officer of
                                                                                      Transamerica Finance
                                                                                      Group, Inc.

David E. Gooding                 Director, Executive        None                      None
                                 Vice President and
                                 Chief Information Officer




                                                       C-42




                                                                                    Other business and business
                                                                                 address, profession, vocation or
employment of a substantial                                                                               nature engaged
in for his own                                                                             Position and   account
during last two
Name and Principal            Position and Offices      Offices with          fiscal years or as director, officer,
Business Address                with the Company         Registrant                employee, partner or trustee
---------------------------------------------------------------------------------------------------------------

Edgar H. Grubb                 Director                   None                        *Executive Vice President
                                                                                      and  Chief Financial Officer
                                                                                      of Transamerica
                                                                                      Corporation

Frank C. Herringer             Director                   None                        *Director, President and
                                                                                      Chief Executive Officer  of
                                                                                      Transamerica Corporation

Richard N. Latzer              Director and Chief         Director                    *Senior Vice President and
                               Investment Officer                                     Chief Investment Officer of
                                                                                      Transamerica Corporation;
                                                                                      Director, President and
                                                                                      Chief                    Executive Officer of
                                                                                      Transamerica                      Investment
                                                                                      Services, Inc.


Karen MacDonald                Director, Senior Vice      None                        None
                               President and Corporate
                               Actuary

Gary U. Rolle                  Director and Chief         Chairman,                   Executive Vice President
                               Investment Officer         Board of the                and Chief Investment
                                                          Managers                    Officer of Transamerica
                                                                                      Investment Services, Inc.

James B. Roszak                Director, President        None                        None
                               Life Insurance Division
                               and Chief Marketing Officer

William E. Simms**             Director and President,    None                        None
                               Reinsurance Division


T. Desmond Sugrue              Director and Executive     None                        None
                               Vice President


Nooruddin S. Veerjee           Director and President,    None                        President of Transamerica
                               Group Pension Division                                                     Life Insurance and
                                                                                        Annuity Company


Robert A. Watson               Director                   None                        *Executive Vice President
                                                                                      of Transamerica
                                                                                      Corporation



--------------------

 *   600 Montgomery Street, San Francisco, California 94111
**   100 N. Tryon Street, Suite 2500, Charlotte, N.C.  28202-4004

Item 30. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

Registrant is a separate account controlled by the Contract Owners, and is not controlled by or under common control with any other person. The Company, the Fund's Investment Adviser, may be deemed to be in control of the Fund, and the Company and Transamerica Investment Services, Inc., may be deemed to be controlled by their parent, Transamerica Corporation.

The following chart indicates the persons controlled by or under common control with Transamerica.

                    TRANSAMERICA CORPORATION AND SUBSIDIARIES
                     WITH STATE OR COUNTRY OF INCORPORATION


Transamerica Corporation


      ARC Reinsurance Corporation - Hawaii
      Inter-America Corporation - California
      Mortgage Corporation of America - California
      Pyramid Insurance Company, Ltd. - Hawaii
         Pacific Cable Ltd. - Bermuda
            TC Cable, Inc. - Delaware
      River Thames Insurance Company Limited - England
      RTI Holdings, Inc. - Delaware
      Transamerica Airlines, Inc. - Delaware
      Transamerica Asset Management Group, Inc. - Delaware
         Criterion Investment Management Company - Texas
      Transamerica CBO I, Inc. - Delaware
      Transamerica Corporation (Oregon) - Oregon
      Transamerica Delaware, L.P. - Delaware
      Transamerica Finance Group, Inc. - Delaware
         BWAC Twelve, Inc. - Delaware
            Transamerica Insurance Finance Corporation - Maryland
               Transamerica Insurance Finance Company (Europe) - Maryland Transamerica Insurance Finance Corporation, California -
 California
               Transamerica Insurance Finance Corporation, Canada - Ontario Transamerica Finance Corporation - Delaware
            TA Leasing Holding Co., Inc. - Delaware
               Trans Ocean Ltd. - Delaware
                  Trans Ocean Container Corp. - Delaware
                     Cool Solutions, Inc. - Delaware
                     TOD Liquidating Corp. - California
                     TOL S.R.L. - Italy
                     Trans Ocean Leasing Deutschland GMBH - Germany
                     Trans Ocean Leasing PTY Limited - Australia
                     Trans Ocean Management Corporation -
                     Trans Ocean Regional Corporate Holdings - California Trans Ocean SARL - France
                     Trans Ocean Tank Services Corporation - Delaware
                  Trans Ocean Container Finance Corp. - Delaware
               Transamerica Leasing Inc. - Delaware

                  Better Asset Management Company LLC - Delaware
                  Greybox L.L.C. - Delaware
                  Transamerica Leasing Holdings Inc. - Delaware
                     Greybox Services Limited - United Kingdom
                     Intermodal Equipment, Inc. - Delaware
                        Transamerica Leasing N.V. - Belgium
                        Transamerica Leasing SRL - Italy
                     Transamerica Distribution Services Inc. - Delaware Transamerica Leasing Coordination Center - Belgium Transamerica Leasing do Brasil Ltda. - Brazil
                     Transamerica Leasing GmbH - West Germany
                     Transamerica Leasing Limited - United Kingdom
                        ICS Terminals (UK) Limited - United Kingdom
                     Transamerica Leasing Pty. Ltd. - Australia
                     Transamerica Leasing (Canada) Inc. - Canada
                     Transamerica Leasing (HK) Ltd. - Hong Kong
                     Transamerica Leasing (Proprietary) Limited - South Africa Transamerica Tank Container Leasing Pty. Limited -
Australia
                     Transamerica Trailer Holdings I Inc. - Delaware Transamerica Trailer Holdings II Inc. - Delaware Transamerica Trailer Holdings III Inc. - Delaware Transamerica Trailer Leasing AB - Sweden
                     Transamerica Trailer Leasing A/S - Denmark.
                     Transamerica Trailer Leasing GmbH - Germany
                     Transamerica Trailer Leasing S.A. - Fra.
                     Transamerica Trailer Leasing S.p.A. - Italy
                     Transamerica Trailer Leasing (Belgium) N.V. - Belg. Transamerica Trailer Leasing (Netherlands) B.V. - Neth. Transamerica Trailer Spain S.A. - Spn.
                     Transamerica Transport Inc. - NJ
            TELColorado Holding Co., Inc. - Delaware
            Transamerica Commercial Finance Corporation, I - Delaware
               BWAC Credit Corporation - Delaware
               BWAC International Corporation - Delaware
               Transamerica Business Credit Corporation - Delaware
                  The Plain Company - Delaware
               Transamerica Global Distribution Finance Corporation - Delaware Transamerica Inventory Finance Corporation - Delaware
                  BWAC Seventeen, Inc. - Delaware
                     Transamerica Commercial Finance Canada, Limited - Ontario Transamerica Commercial Finance Corporation, Canada -
Canada
                        TCF Commercial Leasing Corporation, Canada - Ontario
                  BWAC Twenty-One, Inc. - Delaware
                     Transamerica Commercial Holdings Limited - United Kingdom
                        Transamerica Commercial Finance Limited - United Kingdom Transamerica Trailer Leasing Limited - United Kingdom
                  Transamerica Commercial Finance Corporation - Delaware
                     TCF Asset Management Corporation - Colorado
                     Transamerica Joint Ventures, Inc. - Delaware
                  Transamerica Commercial Finance France S.A. - France Transamerica GmbH Inc. - Delaware
                     Transamerica Financieringsmaatschappij B.V. - Netherlands Transamerica GmbH - Germany - Germany
            Transamerica Finance Loan Company - Delaware
            Transamerica Financial Services Holding Company - Delaware

               Arcadia General Insurance Company - Arizona
               Arcadia National Life Insurance Company - Arizona
               First Credit Corporation - Delaware
               Pacific Agency, Inc. - Indiana
               Pacific Agency, Inc. - Nevada
               Pacific Finance Loans - California
               Pacific Service Escrow Inc. - Delaware
               Transamerica Acceptance Corporation - Delaware
                  Transamerica Financial Services Limited, United Kingdom - United Kingdom
               Transamerica Credit Corporation - Nevada
               Transamerica Credit Corporation (Washington) - Washington Transamerica Financial Consumer Discount Company (Pennsylvania)
- Pennsylvania
               Transamerica Financial Corporation - Nevada
                  Transamerica Financial Services Mortgage Company - Delaware
               Transamerica Financial Professional Services, Inc. - California Transamerica Financial Services - California
                  NAB Services, Inc. - California
               Transamerica Financial Services Company - Ohio
               Transamerica Financial Services Inc. - Hawaii
               Transamerica Financial Services Inc. - Minnesota
               Transamerica Financial Services of Dover, Inc. - Delaware Transamerica Financial Services, Inc. - Alabama
               Transamerica Financial Services, Inc. - British Columbia Transamerica Financial Services, Inc. - New Jersey
               Transamerica Financial Services, Inc. - Texas
               Transamerica Financial Services, Inc. - West Virginia Transamerica Insurance Administrators, Inc. - Delaware Transamerica Mortgage Company - Delaware
         Transamerica Financial Services Finance Co. - Delaware
         Transamerica HomeFirst, Inc. - California
      Transamerica Foundation - California
      Transamerica Information Management Services, Inc. - Delaware Transamerica Insurance Corporation of California - California
         Arbor Life Insurance Company - Arizona
         Plaza Insurance Sales, Inc. - California
         Transamerica Advisors, Inc. - California
         Transamerica Annuity Service Corporation - New Mexico
         Transamerica Financial Resources, Inc. - Delaware
            Financial Resources Insurance Agency of Texas - Texas
            TBK Insurance Agency of Ohio, Inc. - Ohio
            Transamerica Financial Resources Insurance Agency of Alabama Inc.
 - Alabama
            Transamerica Financial Resources Insurance Agency of Massachusetts Inc. - Massachusetts
         Transamerica International Insurance Services, Inc. - Delaware
            Home Loans and Finance Ltd. - United Kingdom
         Transamerica Occidental Life Insurance Company - California
            Bulkrich Trading Limited - Hong Kong
            Transamerica Life Insurance Company of  New York
            NEF Investment Company - California
            Transamerica Life Insurance and Annuity Company - North Carolina
               Transamerica Assurance Company - Colorado
            Transamerica Life Insurance Company of Canada - Canada Transamerica Variable Insurance Fund, Inc. - Maryland
            USA Administration Services, Inc. - Kansas
         Transamerica Products, Inc. - California
            Transamerica Leasing Ventures, Inc. - California

            Transamerica Products II, Inc. - California
            Transamerica Products IV, Inc. - California
            Transamerica Products I, Inc. - California
         Transamerica Securities Sales Corporation - Maryland
         Transamerica Service Company - Delaware
      Transamerica International Holdings, Inc. - Delaware
      Transamerica Investment Services, Inc. - Delaware
         Transamerica Income Shares, Inc. (managed by TA Investment Services)
 - Maryland
      Transamerica LP Holdings Corp. - Delaware
      Transamerica Properties, Inc. - Delaware
         Transamerica Retirement Management Corporation - Delaware Transamerica Real Estate Tax Service (A Division of Transamerica
Corporation) - N/A
         Transamerica Flood Hazard Certification (A Division of TA Real Estate Tax Service) - N/A
      Transamerica Realty Services, Inc. - Delaware
         Bankers Mortgage Company of California - California
         Pyramid Investment Corporation - Delaware
         The Gilwell Company - California
         Transamerica Affordable Housing, Inc. - California
         Transamerica Minerals Company - California
         Transamerica Oakmont Corporation - California
         Ventana Inn, Inc. - California
      Transamerica Telecommunications Corporation - Delaware

                         *Designates INACTIVE COMPANIES
                     oA Division of Transamerica Corporation
         ss.Limited Partner; Transamerica Corporation is General Partner




Item 31.  Number of Holders of Securities


         As of December 31, 1996 there were 411 Contract Owners of Registrant's Contracts.


Item 32.  Indemnification

         In general, pursuant to the Rules and Regulations of the Registrant, each member of the Board and each Officer and agent of the Fund shall be indemnified by the Fund for expenses incurred in connection with the defense of any proceeding in which he is made a party by reason of the fact that he holds or held such position with the Fund. However, there shall be no indemnification in relation to matters as to which such person shall be finally adjudged in such proceeding to be liable for negligence or misconduct in the performance of duties. No person shall be protected against liability to the Fund or to Contract Owners to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

         Pursuant to the Marketing Agreement with the Underwriter, Transamerica Occidental will indemnify and hold harmless the Underwriter and each person who controls it against any liabilities to the extent that they arise from inaccurate or misleading statements in material provided by Transamerica Occidental.


         In compliance with Section 17(g) of the 1940 Act and Rule 17g-1 thereunder, the Fund maintains a blanket fidelity bond against larceny, embezzlement and similar losses covering each Officer and employee who may have access to securities or funds of the registrant.


         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 33.  See Item 29.

Item 34.  Principal Underwriter


         (a) Transamerica Financial Resources, Inc., the principal Underwriter is also the underwriter and distributor for Annuity Contracts funded by Transamerica Occidental Life Insurance Company's Separate Account VA-2L and Transamerica Life Insurance Company of New York's Separate Account VA-2LNY. The Underwriter is wholly-owned by Transamerica Insurance Corporation of California.


         (b) The following table furnishes information with respect to each director and officer of the principal Underwriter currently distributing securities of the registrant:





                                                Position and                        Position and
          Names and Principal                   Offices with                        Offices with
           Business Address                 Principal Underwriter                    Registrant

          Gilbert F. Cronin                 Director                              None
            1150 South Olive Street
            Los Angeles, California

          Barbara A. Kelley                 President and Director                President
            1150 South Olive Street
            Los Angeles, California

          James B. Roszak                   Director                              None
            1150 South Olive Street
            Los Angeles, California



          Monica Suryapranata               Treasurer                             None
            1150 South Olive Street
            Los Angeles, California


          James W. Dederer                  Director                              None
            1150 South Olive Street
            Los Angeles, California

          Ronald F. Wagley                  Director                              None
            1150 South Olive Street
            Los Angeles, California

          Regina M. Fink                    Secretary and Counsel                 Assistant Secretary
            1150 South Olive Street
            Los Angeles, California

          Jeffrey C. Goodrich               Vice President                        None
            1150 South Olive Street
            Los Angeles, California


          Dan Trivers                       Vice President,                None
            1150 South Olive Street         Director of Administration and
            Los Angeles, California         Chief Compliance Officer


          John Leon                         Second Vice President and             None
            1150 South Olive Street         Director of Due Diligence
            Los Angeles, California

          Kerry Rider                       Second Vice President                 None
            1150 South Olive Street         and Director of Compliance
            Los Angeles, California                                               None


The Underwriter received in 1996 $1,453 from Fund B.

Item 35.  Location of Accounts and Records


          The Company maintains physical possession of each account, book, or other document required to be maintained at its offices at 401 North Tryon Street, Charlotte, North Carolina 28202.


Item 36.  Management Services

          Not applicable.

Item 37.  Undertakings

          (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

          (c)  Registrant   hereby   undertakes  to  deliver  any  Statement  of
Additional Information and any financial statements required to be made available under Form N-3 promptly upon written or oral request.


          (d) Transamerica hereby represents that the fees and charges deducted under Contracts are reasonable in the aggregate in relation to services rendered, expenses expected to be incurred and risks assumed by Transamerica.

                                                    SIGNATURES


          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Transamerica Occidental's Separate Account Fund B certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on the _____ day of April, 1997.


                            TRANSAMERICA OCCIDENTAL'S
                             SEPARATE ACCOUNT FUND B

                            *By ____________________
                          Barbara A. Kelley, President


          As required by the Securities Act of 1933, this amendment to its Registration Statement has been signed below on April____, 1997 by the following persons in the capacities:


               Signature                                                              Title

       _______________________*
           Barbara A. Kelley                                            President


       _______________________*
            Sally S. Yamada                                             Treasurer and Assistant Secretary

       _______________________*
           Donald E. Cantlay                                             Member of the Board of Managers

       _______________________*
           Richard N. Latzer                                             Member of the Board of Managers

       _______________________*
           DeWayne W. Moore                                              Member of the Board of Managers

       _______________________*
            Gary U. Rolle'                                              Chairman of the Board of Managers

       _______________________*
            Peter J. Sodini                                              Member of the Board of Managers

*By James W. Dederer, pursuant to Power of Attorney

-------------------------------------------

                                                    SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Occidental Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on the ____ day of April, 1997.


                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

                                            ------------------------------
              Aldo Davanzo, Vice President and Assistant Secretary

                                            *Attorney-in Fact


         As required by the Securities Act of 1933, this amendment to its Registration Statement has been signed below on April____, 1997 by the following persons or by their duly appointed attorney-in-fact in the capacities specified:


Signature                                                                           Signature

__________________________*                                               ____________________________*

         Robert Abeles                                                          Richard N. Latzer
  Director, Executive Vice President                                                Director
      and Chief Financial Officer


_________________________*                                                ____________________________*

    Thomas J. Cusack                                                            Karen MacDonald
        Director, President and                                                     Director
        Chief Executive Officer


_________________________*                                                ____________________________*
           James W. Dederer                                                      Gary U. Rolle'
               Director                                                             Director

_________________________*                                                ____________________________*
            John A. Fibiger                                                      James B. Roszak
        Director and Chairman                                                       Director
_________________________*                                                ____________________________*
            Richard H. Finn                                                     William E. Simms
               Director                                                             Director

_________________________*                                                ____________________________*

           David E. Gooding                                                     T. Desmond Sugrue
               Director                                                             Director


_________________________*                                                ____________________________*
            Edgar H. Grubb                                                    Nooruddin S. Veerjee
               Director                                                             Director

________________________*                                                 ____________________________*
          Frank C. Herringer                                                    Robert A. Watson
               Director                                                             Director

-----------------------------------------
*ByAldo Davanzo, pursuant to Power of Attorney

                                                   EXHIBIT INDEX

Exhibit       Description

   No.         of Exhibit


13            Consent of Independent Auditors.................
                               ...............................
                               ...............................
16(vii)       Power of Attorney...............................
16(viii)      Power of Attorney...............................
27            Financial Data Schedule.........................








* Page numbers included only in manually executed original, in compliance with Rule 403(d).

                                          CONSET OF INDEPENDENT AUDITORS

We consent to the reference to our firm under the captions "Per Accumulation Unit Income and Capital Changes" in the Prospectus dated May 1, 1997, and "Investment Advisory and Other Services" in the Statement of Additional
Information and to the use of our reports dated February 18, 1997 and February 12, 1997 with respect to the financial statements of Transamerica Occidental's Separate Account Fund B and Transamerica Occidental Life Insurance Company and Subsidiaries, respectively, inlcuded in the Statement of Additional Information.



Ernst & Young LLP

Los Angeles, California
April 28, 1997

                                                  Exhibit 16(vii)
                                                 Power of Attorney

POWER OF ATTORNEY



The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David E. Gooding and Charles E. LeDoyen and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 15th day of February, 1997.





              -------------------------------
              Robert Abeles

                                                 Exhibit 16(viii)
                                                 Power of Attorney

POWER OF ATTORNEY



The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David E. Gooding and James B. Roszak and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

              IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 24th day of March, 1997.





-------------------------------
T. Desmond Sugrue

                                                    Exhibit 27
                                              Financial Data Schedule